UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5225

Oppenheimer Quest for Value Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/31/2013

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Wholly-Owned Subsidiary–0.9%
Oppenheimer Global Allocation Fund (Cayman) Ltd.[1,2] (Cost $16,901,744)	2,921	$14,952,644
Common Stocks–62.8%
Consumer Discretionary–10.2%
Auto Components–0.0%
Johnson Controls, Inc.	23,700	736,792
Automobiles–0.6%
Bayerische Motoren Werke (BMW) AG	10,869	1,094,294
Bayerische Motoren Werke (BMW) AG, Preference	127,459	8,724,094
PT Astra International Tbk	1,635,000	1,233,804

		11,052,192
Diversified Consumer Services–0.4%
Benesse Holdings, Inc.	30,600	1,335,163
Bright Horizonz Family Solutions, Inc.[2]	4,680	131,040
Dignity plc	82,968	1,536,932
Estacio Participacoes SA	55,600	1,231,305
Kroton Educacional SA2	55,926	1,373,330
MegaStudy Co. Ltd.	5,247	369,098
New Oriental Education & Technology Group, Inc., Sponsored ADR	52,050	888,494
Zee Learn Ltd.[2]	87,984	45,985

		6,911,347
Hotels, Restaurants & Leisure–2.1%
Buffalo Wild Wings, Inc.[2]	14,350	1,055,443
Carnival Corp.	239,990	9,292,413
Ctrip.com International Ltd., ADR[2]	87,350	1,730,404
Domino’s Pizza Group plc	211,090	1,722,480
Genting Berhad	271,600	830,447
Genting Singapore plc	716,000	896,699
Home Inns & Hotels Management, Inc., ADR[2]	22,480	687,214
Jollibee Foods Corp.	282,330	761,254
Lottomatica SpA	70,863	1,751,153
McDonald’s Corp.[3]	116,215	11,074,127
Panera Bread Co., Cl. A2	11,250	1,797,863
William Hill plc	578,349	3,523,185
Yum! Brands, Inc.	31,780	2,063,793

		37,186,475
Household Durables–0.3%
La-Z-Boy, Inc.	26,790	418,996
MRV Engenharia e Participacoes SA	68,900	394,436
Ryland Group, Inc. (The)	35,290	1,401,719
SEB SA	17,580	1,405,703
Standard Pacific Corp.[2]	228,770	1,898,791
Tri Pointe Homes, Inc.[2]	26,070	496,634

		6,016,279
Internet & Catalog Retail–0.3%
Amazon.com, Inc.[2]	6,146	1,631,763

1	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Consumer Discretionary Continued
Internet & Catalog Retail Continued
B2W Companhia Global do Varejo[2]	58,517	$448,424
HSN, Inc.	20,640	1,230,144
Yoox SpA[2]	64,150	1,225,530

		4,535,861
Leisure Equipment & Products–0.0%
Nintendo Co. Ltd.	3,800	370,671
Media–1.6%
Grupo Televisa SA, Sponsored ADR	205,110	5,745,131
SES, FDR	39,930	1,222,314
Sun TV Network Ltd.	69,281	616,092
Time Warner Cable, Inc.	23,048	2,059,108
Virgin Media, Inc.	42,940	1,691,407
Walt Disney Co. (The)[3]	226,396	12,198,216
Zee Entertainment Enterprises Ltd.	1,238,823	5,389,427

		28,921,695
Multiline Retail–0.8%
Lojas Americanas SA, Preference	236,090	2,106,771
PPR	49,510	10,648,324
Shinsegae Co. Ltd.	3,536	714,393

		13,469,488
Specialty Retail–2.1%
Asbury Automotive Group, Inc.[2]	48,330	1,718,615
Conn’s, Inc.[2]	35,380	1,006,207
Five Below, Inc.[2]	17,090	632,330
Francesca’s Holdings Corp.[2]	27,090	769,356
Genesco, Inc.[2]	12,490	778,502
Hibbett Sports, Inc.[2]	19,740	1,039,508
Industria de Diseno Textil SA	72,354	10,075,559
Kingfisher plc	322,709	1,380,363
Limited Brands, Inc.	22,490	1,079,970
Lithia Motors, Inc., Cl. A	22,010	952,373
O’Reilly Automotive, Inc.[2]	17,431	1,614,982
Pier 1 Imports, Inc.	68,820	1,492,706
Restoration Hardware Holdings, Inc.[2]	4,130	148,680
Sally Beauty Holdings, Inc.[2]	26,980	716,049
Tiffany & Co.[3]	141,173	9,282,125
TJX Cos., Inc. (The)	34,976	1,580,216
Vitamin Shoppe, Inc.[2]	41,690	2,546,425

		36,813,966
Textiles, Apparel & Luxury Goods–2.0%
Brunello Cucinelli SpA[2]	21,450	430,753
Burberry Group plc	94,746	2,039,116
Coach, Inc.	51,834	2,643,534
Compagnie Financiere Richemont SA, Cl. A	12,760	1,044,810

2	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Consumer Discretionary Continued
Textiles, Apparel & Luxury Goods Continued
Luxottica Group SpA	31,060	$1,424,595
LVMH Moet Hennessy Louis Vuitton SA	53,140	10,018,451
Nike, Inc., Cl. B	58,442	3,158,790
Prada SpA, Unsponsored ADR	193,500	1,739,040
Ralph Lauren Corp., Cl. A	18,113	3,015,452
Salvatore Ferragamo Italia SpA	29,827	762,593
Steven Madden Ltd.[2]	48,620	2,240,410
Swatch Group AG (The), Cl. B	1,784	978,990
Tod’s SpA	32,504	4,439,846
Under Armour, Inc., Cl. A2	27,770	1,412,660

		35,349,040
Consumer Staples–7.0%
Beverages–2.6%
Anadolu Efes Biracilik ve Malt Sanayii AS	72,221	1,079,979
Anheuser-Busch InBev NV, Sponsored ADR	18,220	1,614,292
Brown-Forman Corp., Cl. B	38,610	2,498,067
C&C Group plc	352,464	2,297,149
Carlsberg AS, Cl. B	61,080	6,536,306
Coca-Cola Co. (The)[3]	106,700	3,973,508
Companhia de Bebidas das Americas, Sponsored ADR, Preference	108,900	5,124,834
Diageo plc	76,214	2,268,821
Fomento Economico Mexicano SA de CV, Sponsored ADR	7,930	855,568
Fomento Economico Mexicano SA de CV, UBD	823,539	8,899,553
Heineken NV	61,807	4,346,270
Nigerian Breweries plc	966,981	976,026
Pernod-Ricard SA	18,170	2,274,673
SABMiller plc	77,000	3,846,825
Tsingtao Brewery Co. Ltd., Cl. H	28,000	161,745
United Spirits Limit Ltd.	1,909	64,760

		46,818,376
Food & Staples Retailing–1.2%
Almacenes Exito SA	43,892	820,776
Almacenes Exito SA, GDR[4]	57,600	1,117,884
BIM Birlesik Magazalar AS	13,364	647,779
Cencosud SA	46,336	288,457
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	21,260	1,014,952
Costco Wholesale Corp.	38,377	3,927,502
E-Mart Co. Ltd.	9,097	2,021,695
Fresh Market, Inc. (The)[2]	14,910	728,950
Inretail Peru Corp.[2,4]	20,200	468,640
Magnit	15,612	2,933,882
Shoppers Drug Mart Corp.	54,911	2,279,241
Sun Art Retail Group Ltd.	32,000	46,543
Susser Holdings Corp.[2]	29,840	1,249,102

3	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Consumer Staples Continued
Food & Staples Retailing Continued
United Natural Foods, Inc.[2]	19,380	$1,046,132
Wal-Mart de Mexico SAB de CV, Series V	436,070	1,410,970
Woolworths Ltd.	22,287	726,043

		20,728,548
Food Products–1.7%
Annie’s, Inc.[2]	16,830	603,524
Aryzta AG	37,792	2,124,126
Barry Callebaut AG	1,493	1,503,582
Boulder Brands, Inc.[2]	91,980	1,235,291
Mead Johnson Nutrition Co., Cl. A	12,150	923,400
Nestle SA	109,773	7,707,812
Nestle SA, Sponsored ADR	17,955	1,262,596
Tingyi Holding Corp. (Cayman Islands)	648,000	1,825,670
Unilever plc	299,442	12,191,011
Want Want China Holdings Ltd.	1,220,000	1,617,144

		30,994,156
Household Products–0.9%
Colgate-Palmolive Co.[3]	107,136	11,503,192
Hindustan Unilever Ltd.	149,827	1,324,472
Reckitt Benckiser Group plc	25,935	1,728,397
Unilever Indonesia Tbk	235,000	532,007

		15,088,068
Personal Products–0.4%
Colgate-Palmolive (India) Ltd.	34,752	879,417
Elizabeth Arden, Inc.[2]	21,780	836,570
Estee Lauder Cos., Inc. (The), Cl. A	38,830	2,365,912
L’Oreal SA	4,490	666,955
Marico Ltd.	153,511	653,122
Natura Cosmeticos SA	66,400	1,790,584

		7,192,560
Tobacco–0.2%
Philip Morris International, Inc., Cl. A	38,323	3,378,556
Swedish Match AB	7,202	270,280

		3,648,836
Energy–3.9%
Energy Equipment & Services–2.0%
Atwood Oceanics, Inc.[2]	39,090	2,062,779
Cameron International Corp.[2]	21,710	1,374,460
China Oilfield Services Ltd., Cl. H	150,000	324,935
Dril-Quip, Inc.[2]	19,530	1,583,688
Ensco plc, Cl. A	49,440	3,142,901
Eurasia Drilling Co. Ltd., GDR	21,890	829,631
Forum Energy Technologies, Inc.[2]	42,410	1,081,879
Helix Energy Solutions Group, Inc.[2]	33,540	795,569

4	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Energy Continued
Energy Equipment & Services Continued
Hunting plc	14,380	$193,172
National Oilwell Varco, Inc.	41,240	3,057,534
Oceaneering International, Inc.	12,340	780,011
Saipem SpA	27,456	775,357
Schlumberger Ltd.	47,631	3,717,600
Schoeller-Bleckmann Oilfield Equipment AG	11,677	1,170,094
Technip SA	85,410	9,261,283
Tenaris SA, ADR	39,080	1,644,096
Transocean Ltd.	82,110	4,656,458

		36,451,447
Oil, Gas & Consumable Fuels–1.9%
Approach Resources, Inc.[2]	17,950	477,291
BG Group plc	193,460	3,436,452
Cairn Energy plc	85,677	389,984
Chevron Corp.	26,932	3,101,220
China Shenhua Energy Co. Ltd., Cl. H	156,500	675,004
CNOOC Ltd.	709,000	1,459,800
Concho Resources, Inc.[2]	4,970	453,363
EOG Resources, Inc.	9,150	1,143,567
Exxon Mobil Corp.	21,143	1,902,236
Noble Energy, Inc.	32,460	3,498,863
NovaTek OAO, Sponsored GDR	22,000	2,576,200
Oasis Petroleum, Inc.[2]	50,600	1,815,528
Petroleo Brasileiro SA, Sponsored ADR	66,600	1,204,794
Phillips 66	61,776	3,741,772
Repsol YPF SA	156,013	3,483,596
Rex Energy Corp.[2]	66,330	870,913
Royal Dutch Shell plc, Cl. A, ADR	21,470	1,514,064
Tullow Oil plc	110,380	1,992,204

		33,736,851
Financials–8.5%
Capital Markets–1.7%
BinckBank NV	88,523	857,837
Credit Suisse Group AG	92,063	2,721,273
Evercore Partners, Inc., Cl. A	13,100	501,992
Goldman Sachs Group, Inc. (The)	47,905	7,083,233
ICAP plc	323,240	1,672,285
Invesco Ltd.	88,270	2,405,358
Northern Trust Corp.	45,730	2,353,723
T. Rowe Price Group, Inc.	22,386	1,599,480
Tullett Prebon plc	255,960	974,282
UBS AG	592,761	10,234,146
Walter Investment Management Corp.[2]	17,160	768,940

		31,172,549
Commercial Banks–2.7%
ABSA Group Ltd.	17,932	343,807

5	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Financials Continued
Commercial Banks Continued
Akbank TAS	116,396	$589,012
Banco Bilbao Vizcaya Argentaria SA	601,022	5,977,659
Banco Bradesco SA, Sponsored ADR	40,300	740,714
Banco Davivienda SA, Preference	55,678	752,655
Banco Santander Chile SA	4,688,575	357,537
Bancolombia SA, Sponsored ADR	10,230	711,087
Commercial International Bank	142,728	760,485
Credicorp Ltd.	4,080	639,458
Grupo Financiero Inbursa SA de CV	270,174	757,531
Guaranty Trust Bank plc	2,866,834	448,222
HDFC Bank Ltd., ADR	29,900	1,202,578
ICICI Bank Ltd., Sponsored ADR	223,950	10,256,910
Itau Unibanco Holding SA, ADR, Preference	265,240	4,570,085
PrivateBancorp, Inc., CL. A	51,570	885,457
Siam Commercial Bank Public Co. Ltd.	160,400	962,830
Signature Bank[2]	20,250	1,497,083
Societe Generale SA2	42,290	1,910,684
Standard Bank Group Ltd.	53,530	698,198
Standard Chartered plc	32,797	872,565
Sumitomo Mitsui Financial Group, Inc.	101,300	4,065,515
Texas Capital Bancshares, Inc.[2]	38,150	1,579,410
Turkiye Garanti Bankasi AS	115,291	578,176
U.S. Bancorp	80,488	2,664,153
Wells Fargo & Co.	105,914	3,688,985
Western Alliance Bancorp[2]	77,430	952,389
Zenith Bank plc	3,507,093	457,495

		48,920,680
Consumer Finance–0.2%
American Express Co.	69,156	4,067,064
Diversified Financial Services–1.4%
BM&F BOVESPA SA	1,064,000	7,448,294
Citigroup, Inc.	65,460	2,759,794
Haci Omer Sabanci Holding AS	394,688	2,277,801
Hong Kong Exchanges & Clearing Ltd.	107,824	2,047,925
JPMorgan Chase & Co.	86,712	4,079,800
McGraw-Hill Cos., Inc. (The)	104,400	6,005,088

		24,618,702
Insurance–1.8%
AIA Group Ltd.	379,200	1,508,410
Allianz SE	52,674	7,534,666
Chubb Corp. (The)	26,878	2,158,572
Dai-ichi Life Insurance Co. (The)	3,511	5,033,540
Fidelity National Financial, Inc., Cl. A	111,350	2,794,885
Marsh & McLennan Cos., Inc.	46,420	1,646,982
ProAssurance Corp.	44,200	1,990,768
Prudential plc	562,762	8,550,498

6	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Financials Continued
Insurance Continued
Sul America SA	7,600	$71,063

		31,289,384
Real Estate Investment Trusts (REITs)–0.1%
Coresite Realty Corp.	29,170	860,515
Ryman Hospitality Properties, Inc.	19,478	778,536

		1,639,051
Real Estate Management & Development–0.4%
DLF Ltd.	566,211	2,966,780
Hang Lung Group Ltd.	98,500	597,574
Hang Lung Properties Ltd.	291,570	1,099,675
SM Prime Holdings, Inc.	3,304,103	1,424,455
Soho China Ltd.	583,000	526,214

		6,614,698
Thrifts & Mortgage Finance–0.2%
Housing Development Finance Corp. Ltd.	219,229	3,243,715
Health Care–6.6%
Biotechnology–1.0%
Alexion Pharmaceuticals, Inc.[2]	7,990	750,980
Ariad Pharmaceuticals, Inc.[2]	23,210	461,415
Biogen Idec, Inc.[2]	4,590	716,407
Cepheid, Inc.[2]	10,430	377,775
CSL Ltd.	35,500	2,033,839
Cubist Pharmaceuticals, Inc.[2]	32,590	1,402,674
Gilead Sciences, Inc.[2]	92,920	3,665,694
Grifols SA2	67,285	2,288,543
Medivation, Inc.[2]	21,550	1,171,458
Theravance, Inc.[2]	97,710	2,174,048
ThromboGenics NV2	23,647	1,226,193
Vertex Pharmaceuticals, Inc.[2]	27,750	1,242,645

		17,511,671
Health Care Equipment & Supplies–1.6%
Baxter International, Inc.[3]	41,079	2,786,799
Cooper Cos., Inc. (The)	25,120	2,545,912
Covidien plc	38,453	2,397,160
DiaSorin SpA	28,024	1,092,437
Endologix, Inc.[2]	69,900	1,071,567
Essilor International SA	15,680	1,598,679
Insulet Corp.[2]	39,080	901,576
Shandong Weigao Group Medical Polymer Co. Ltd., Cl. H	622,000	598,308
Sirona Dental Systems, Inc.[2]	35,310	2,347,056
Sonova Holding AG	12,271	1,419,852
St. Jude Medical, Inc.	45,260	1,842,082
Straumann Holding AG	2,096	282,369
Thoratec Corp.[2]	22,940	837,998

7	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Health Care Continued
Health Care Equipment & Supplies Continued
Volcano Corp.[2]	19,230	$481,519
William Demant Holding AS2	14,999	1,315,453
Zimmer Holdings, Inc.	86,360	6,442,456

		27,961,223
Health Care Providers & Services–1.3%
Acadia Healthcare Co., Inc.[2]	23,040	589,133
Aetna, Inc.	137,300	6,621,979
Air Methods Corp.	43,050	1,882,146
Capital Senior Living Corp.[2]	33,770	716,937
Diagnosticos da America	74,300	527,956
MWI Veterinary Supply, Inc.[2]	16,780	1,884,562
Sinopharm Group Co., Cl. H	185,800	570,189
Sonic Healthcare Ltd.	118,200	1,684,944
Team Health Holdings, Inc.[2]	57,860	1,959,718
WellPoint, Inc.[3]	120,720	7,825,070

		24,262,634
Health Care Technology–0.2%
Cerner Corp.[2]	11,120	917,956
Compugroup Medical AG	30,741	676,395
Vocera Communications, Inc.[2]	46,990	1,233,957

		2,828,308
Life Sciences Tools & Services–0.1%
ICON plc, Sponsored ADR[2]	41,420	1,214,020
Mettler-Toledo International, Inc.[2]	4,427	940,870

		2,154,890
Pharmaceuticals–2.4%
Akorn, Inc.[2]	51,960	680,156
Allergan, Inc.[3]	55,329	5,810,098
Bayer AG	72,757	7,179,974
Bristol-Myers Squibb Co.[3]	132,097	4,773,986
BTG plc[2]	101,730	535,659
Cipla Ltd.	66,804	511,172
Eli Lilly & Co.	14,590	783,337
Jazz Pharmaceuticals plc[2]	13,340	752,243
Johnson & Johnson	22,197	1,640,802
Novo Nordisk AS, Cl. B	11,933	2,195,618
Novo Nordisk AS, Sponsored ADR	14,104	2,600,072
Perrigo Co.	6,430	646,279
Pfizer, Inc.	121,224	3,306,991
Roche Holding AG	53,982	11,946,569
Sun Pharmaceutical Industries Ltd.	27,649	371,720

		43,734,676

8	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Industrials–8.6%
Aerospace & Defense–1.8%
B/E Aerospace, Inc.[2]	29,380	$1,512,776
Boeing Co. (The)	24,850	1,835,670
Embraer SA	197,700	1,633,146
Embraer SA, ADR	180,470	5,950,096
European Aeronautic Defense & Space Co.	235,170	11,004,737
Hexcel Corp.[2]	49,950	1,338,161
Honeywell International, Inc.	44,690	3,049,646
Precision Castparts Corp.	7,070	1,296,638
TransDigm Group, Inc.	4,820	652,821
United Technologies Corp.	33,302	2,916,256

		31,189,947
Air Freight & Logistics–0.2%
United Parcel Service, Inc., Cl. B	53,610	4,250,737
Building Products–0.5%
A.O. Smith Corp.	22,700	1,572,656
Assa Abloy AB, Cl. B	195,856	7,331,681
Nortek, Inc.[2]	5,864	423,088

		9,327,425
Commercial Services & Supplies–0.4%
ADT Corp. (The)	24,041	1,141,948
Aggreko plc	29,479	746,653
Edenred	14,870	476,694
Healthcare Services Group, Inc.	35,850	865,778
Mobile Mini, Inc.[2]	29,700	712,800
Prosegur Compania de Seguridad SA	226,803	1,416,576
Tyco International Ltd.	47,412	1,433,265

		6,793,714
Construction & Engineering–0.5%
FLSmidth & Co. AS	63,510	3,942,574
Koninklijke Boskalis Westminster NV	39,530	1,810,407
Leighton Holdings Ltd.	57,000	1,229,207
Outotec OYJ	7,453	467,249
Trevi Finanziaria Industriale SpA	199,266	1,423,155

		8,872,592
Electrical Equipment–1.2%
ABB Ltd.	63,765	1,367,719
Alstom	27,880	1,237,488
AMETEK, Inc.	10,130	415,229
Eaton Corp. plc	45,950	2,616,853
Emerson Electric Co.	70,000	4,007,500
Generac Holdings, Inc.	20,690	769,254
Legrand SA	43,740	1,985,104
Nidec Corp.	52,900	3,019,140
Phoenix Mecano AG	773	374,375
Prysmian SpA	113,572	2,430,304
Roper Industries, Inc.	4,790	562,586

9	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Industrials Continued
Electrical Equipment Continued
Schneider Electric SA	25,870	$1,970,573

		20,756,125
Industrial Conglomerates–1.1%
3M Co.	64,560	6,491,508
Enka Insaat ve Sanayi AS	229,856	690,058
General Electric Co.	67,492	1,503,722
Jardine Strategic Holdings Ltd.	9,512	363,929
Siemens AG	88,925	9,760,753
SM Investments Corp.	64,459	1,508,295

		20,318,265
Machinery–1.0%
Aalberts Industries NV	149,195	3,353,641
Atlas Copco AB, Cl. A	31,099	886,817
Chart Industries, Inc.[2]	16,650	1,102,064
Cummins, Inc.	15,387	1,766,889
Fanuc Ltd.	23,500	3,662,037
Joy Global, Inc.	16,504	1,042,558
Lindsay Manufacturing Co.	11,740	1,092,290
Middleby Corp. (The)[2]	7,810	1,104,022
Parker Hannifin Corp.	14,056	1,306,786
Proto Labs, Inc.[2]	2,920	120,100
Wabtec Corp.	16,230	1,519,453
Weir Group plc (The)	48,715	1,532,871

		18,489,528
Professional Services–0.4%
Advisory Board Co. (The)[2]	42,140	2,285,252
Experian plc	233,402	4,001,579
On Assignment, Inc.[2]	67,370	1,647,197

		7,934,028
Road & Rail–0.6%
All America Latina Logistica	121,700	529,861
Genesee & Wyoming, Inc., Cl. A2	19,000	1,607,020
J.B. Hunt Transport Services, Inc.	23,880	1,606,408
Kansas City Southern	33,310	3,101,494
Union Pacific Corp.	25,311	3,327,384

		10,172,167
Trading Companies & Distributors–0.7%
Beacon Roofing Supply, Inc.[2]	40,990	1,481,379
Brenntag AG	16,883	2,405,832
Bunzl plc	158,097	2,840,892
H&E Equipment Services, Inc.	89,360	1,722,861
United Rentals, Inc.[2]	33,820	1,711,968
W.W. Grainger, Inc.	6,320	1,376,622
Wolseley plc	37,136	1,734,529

		13,274,083

10	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Industrials Continued
Transportation Infrastructure–0.2%
DP World Ltd.[5]	17,946	$235,452
DP World Ltd.[5]	76,040	1,025,090
Koninklijke Vopak NV	23,942	1,634,840

		2,895,382
Information Technology–14.4%
Communications Equipment–2.0%
Cisco Systems, Inc.	113,920	2,343,334
Juniper Networks, Inc.[2]	231,670	5,184,775
Palo Alto Networks, Inc.[2]	7,170	396,931
Procera Networks, Inc.[2]	57,690	970,923
QUALCOMM, Inc.[3]	121,924	8,050,642
Telefonaktiebolaget LM Ericsson, B Shares	1,570,239	18,276,255

		35,222,860
Computers & Peripherals–0.9%
Apple, Inc.[3]	21,713	9,886,146
Fusion-io, Inc.[2]	114,460	2,000,761
Gemalto NV	25,310	2,253,703
SanDisk Corp.[2]	9,210	460,408
Stratasys Ltd.[2]	19,350	1,518,588

		16,119,606
Electronic Equipment, Instruments & Components–1.4%
Corning, Inc.[3]	70,239	842,868
Hoya Corp.	189,700	3,661,441
Ibiden Co. Ltd.	19,400	276,431
IPG Photonics Corp.	24,730	1,619,320
Keyence Corp.	24,850	6,894,248
Kyocera Corp.	28,100	2,541,276
Murata Manufacturing Co. Ltd.	89,900	5,534,879
Omron Corp.	29,300	696,574
OSI Systems, Inc.[2]	33,980	1,850,551
Synnex Technology International Corp.	368,000	746,556

		24,664,144
Internet Software & Services–2.8%
Baidu, Inc., ADR[2]	43,820	4,745,706
Cornerstone OnDemand, Inc.[2]	76,730	2,507,536
CoStar Group, Inc.[2]	11,530	1,081,283
Demandware, Inc.[2]	9,500	302,005
eBay, Inc.[2,3]	211,137	11,808,892
Facebook, Inc., Cl. A2	109,810	3,400,816
Google, Inc., Cl. A2,3	16,559	12,513,471
Mail.ru Group Ltd., GDR	20,200	672,054
MercadoLibre, Inc.	8,310	734,604
Netease.com, Inc., ADR	21,580	1,001,744

11	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Information Technology Continued
Internet Software & Services Continued
NHN Corp.	11,699	$2,589,213
Telecity Group plc	126,040	1,693,140
Tencent Holdings Ltd.	58,800	2,057,704
United Internet AG	87,494	2,034,426
Web.com Group, Inc.[2]	62,100	1,006,020
Yandex NV, Cl. A2	71,440	1,729,562
Youku, Inc., Sponsored ADR[2]	25,500	580,380

		50,458,556
IT Services–1.4%
Accenture plc, Cl. A	25,769	1,852,533
Amadeus IT Holding SA, Cl. A	53,701	1,342,810
Cardtronics, Inc.[2]	29,640	767,380
Fiserv, Inc.[2]	13,900	1,116,309
Infosys Ltd.	153,196	8,035,662
International Business Machines Corp.	17,444	3,542,353
Maximus, Inc.	15,730	1,078,606
Tata Consultancy Services Ltd.	56,756	1,433,145
Teradata Corp.[2]	21,080	1,405,193
Visa, Inc., Cl. A	18,228	2,878,383
WEX, Inc.[2]	13,760	1,081,674

		24,534,048
Semiconductors & Semiconductor Equipment–2.1%
Altera Corp.	225,330	7,530,529
Analog Devices, Inc.	27,550	1,202,282
ARM Holdings plc	149,310	2,043,623
Avago Technologies Ltd.	79,730	2,851,942
Broadcom Corp., Cl. A	102,556	3,327,942
Cavium, Inc.[2]	39,680	1,326,899
Epistar Corp.	309,000	587,096
Intel Corp.	33,155	697,581
Maxim Integrated Products, Inc.	239,550	7,533,848
Monolithic Power Systems, Inc.	64,440	1,501,452
Taiwan Semiconductor Manufacturing Co. Ltd.	1,865,000	6,411,105
Texas Instruments, Inc.	75,738	2,505,413

		37,519,712
Software–3.8%
Adobe Systems, Inc.[2]	164,660	6,229,088
Aspen Technology, Inc.[2]	96,590	2,955,654
Aveva Group plc	33,600	1,151,583
BroadSoft, Inc.[2]	27,030	918,209
CommVault Systems, Inc.[2]	41,530	3,186,597
Dassault Systemes SA	20,030	2,226,855
Ellie Mae, Inc.[2]	26,920	539,208
Guidewire Software, Inc.[2]	62,960	2,085,235

12	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Information Technology Continued
Software Continued
Imperva, Inc.[2]	38,660	$1,326,038
Intuit, Inc.[3]	151,886	9,474,649
Microsoft Corp.[3]	261,471	7,182,608
NetSuite, Inc.[2]	40,840	2,868,193
Oracle Corp.[3]	82,613	2,933,588
Sage Group plc (The)	329,170	1,684,691
Salesforce.com, Inc.[2]	8,520	1,466,548
SAP AG	184,628	15,126,415
ServiceNow, Inc.[2]	23,650	655,578
Sourcefire, Inc.[2]	25,200	1,073,520
Splunk, Inc.[2]	21,280	701,389
Temenos Group AG2	101,244	2,069,269
Ultimate Software Group, Inc. (The)[2]	29,320	2,977,153
VMware, Inc., Cl. A2	4,685	358,309

		69,190,377
Materials–2.1%
Chemicals–1.3%
American Vanguard Corp.	32,990	1,118,361
Asian Paints Ltd.	7,631	645,744
Cytec Industries, Inc.	20,020	1,467,466
Ecolab, Inc.	42,053	3,044,637
Filtrona plc	201,784	1,843,361
Linde AG	23,673	4,320,020
Monsanto Co.	42,621	4,319,638
Mosaic Co. (The)	24,950	1,528,188
Orica Ltd.	14,009	374,417
PPG Industries, Inc.	23,030	3,175,146
Sika AG	571	1,440,598

		23,277,576
Construction Materials–0.3%
Ambuja Cements Ltd.	104,946	399,245
Eagle Materials, Inc.	39,180	2,537,689
James Hardie Industries SE, CDI	321,400	3,418,578
PT Semen Gresik (Persero) Tbk	65,500	105,916
Ultra Tech Cement Ltd.	5,043	180,425

		6,641,853
Containers & Packaging–0.1%
Crown Holdings, Inc.[2]	24,360	922,270
Metals & Mining–0.3%
Anglo American plc	84,622	2,531,869
Iluka Resources Ltd.	137,000	1,388,629
Impala Platinum Holdings Ltd.	56,836	1,031,822
Real Gold Mining Ltd.[2]	273,000	49,901

13	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Materials Continued
Metals & Mining Continued
Vale SA, Sponsored ADR, Preference	57,010	$1,097,443

		6,099,664
Paper & Forest Products–0.1%
Catalyst Paper Corp.[2]	20,972	21,027
Louisiana-Pacific Corp.[2]	48,670	945,658

		966,685
Telecommunication Services–1.2%
Diversified Telecommunication Services–0.5%
AT&T, Inc.	39,708	1,381,441
BT Group plc	1,153,518	4,548,065
Inmarsat plc	182,460	1,866,502
Verizon Communications, Inc.	17,713	772,464
Ziggo NV	25,277	806,370

		9,374,842
Wireless Telecommunication Services–0.7%
America Movil SAB de CV, Series L, ADR[3]	188,030	4,730,835
KDDI Corp.	76,000	5,651,485
MTN Group Ltd.	82,699	1,618,857

		12,001,177
Utilities–0.3%
Electric Utilities–0.2%
Fortum OYJ	119,438	2,239,594
NextEra Energy, Inc.	20,487	1,476,088
Xcel Energy, Inc.	27,010	750,338

		4,466,020
Energy Traders–0.1%
APR Energy plc	82,430	962,198

Total Common Stocks (Cost $947,552,021)		1,122,737,474
Preferred Stocks–0.0%
Ally Financial, Inc., 7% Cum., Series G, Non-Vtg. (Cost $433,736)	473	461,663

	Units
Rights, Warrants and Certificates–0.0%
Duluth Metals Ltd. Wts., Strike Price $0.001, Exp. 7/31/13[2] (Cost $1,767)	13,972	—

	Principal Amount
Asset-Backed Securities–0.0%
AmeriCredit Automobile Receivables Trust 2013-1, Automobile Receivables-Backed Nts., Series 2013-1, Cl. E, 3.92%, 7/8/20[4] (Cost $454,889)	$455,000	461,642

14	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations–1.6%
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13, Commercial Mtg. Pass-Through Certificates, Series 2006-PWR13, Cl. AJ, 5.611%, 9/1/41	$3,450,000	$3,526,909
Bear Stearns Commercial Mortgage Securities Trust 2007-T26, Commercial Mtg. Pass-Through Certificates, Series 2007-T26, Cl. AJ, 5.566%, 1/1/45[6]	5,430,000	5,316,415
CHL Mortgage Pass-Through Trust 2007-15, Mtg. Pass-Through Certificates, Series 2007-15, Cl. 1A29, 6.25%, 9/1/37	5,420,004	5,223,209
Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2012-CR4, Cl. D, 4.579%, 10/1/45[4,6]	475,000	461,719
First Horizon Alternative Mortgage Securities Trust 2005-FA8, Mtg. Pass-Through Certificates, Series 2005-FA8, Cl. 1A6, 0.854%, 11/25/35[6]	3,487,012	2,636,155
First Horizon Alternative Mortgage Securities Trust 2005-FA9, Mtg. Pass-Through Certificates, Series 2005-FA9, Cl. A4A, 5.50%, 12/1/35	4,479,842	4,204,909
First Horizon Alternative Mortgage Securities Trust 2007-FA4, Mtg. Pass-Through Certificates, Series 2007-FA4, Cl. 1A6, 6.25%, 8/1/37[6]	3,785,007	3,269,801
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, Commerical Mtg. Pass-Through Certificates, Series 2012-C6, Cl. E, 4.665%, 11/1/45[4,6]	970,000	936,819
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, Commerical Mtg. Pass-Through Certificates, Series 2013-C7, Cl. D, 4.31%, 2/1/46	1,675,000	1,597,030
WFRBS Commercial Mortgage Trust 2012-C10, Commercial Mtg. Pass-Through Certificates, Series 2012-C10, Cl. D, 4.462%, 12/1/45[4,6]	270,000	255,475
WFRBS Commercial Mortgage Trust 2012-C8, Commercial Mtg. Pass-Through Certificates, Series 2012-C8, Cl. D, 4.88%, 8/1/45[4,6]	455,000	455,056
WFRBS Commercial Mortgage Trust 2013-C11, Commercial Mtg. Pass-Through Certificates, Series 2013-C11, Cl. D, 3/1/45[4,7]	726,000	689,246

Total Mortgage-Backed Obligations (Cost $28,686,612)		28,572,743
Non-Convertible Corporate Bonds and Notes–7.9%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17	450,000	398,250
Access Midstream Partners LP/ACMP Finance Corp., 4.875% Sr. Unsec. Unsub. Nts., 5/15/23	440,000	438,350
Actuant Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/15/22	465,000	481,275
ADS Waste Holdings, Inc., 8.25% Sr. Nts., 10/1/20[4]	110,000	118,250
Advanced Micro Devices, Inc., 7.50% Sr. Unsec. Nts., 8/15/22[4]	220,000	184,800
AES Corp. (The):
7.375% Sr. Unsec. Unsub. Nts., 7/1/21	205,000	229,600
8% Sr. Unsec. Unsub. Nts., 10/15/17	430,000	498,800
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts., 11/15/15	470,000	303,150
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	1,045,000	846,450
Air Lease Corp., 4.75% Sr. Unsec. Unsub. Nts., 3/1/20[7]	710,000	706,450

15	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Air Medical Group Holdings, Inc., 9.25% Sr. Sec. Nts., 11/1/18	$320,000	$353,600
Aircastle Ltd., 6.25% Sr. Unsec. Nts., 12/1/19	220,000	238,700
AK Steel Corp., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20	400,000	365,000
Alere, Inc.:
7.25% Sr. Unsec. Nts., 7/1/18[4]	140,000	146,300
8.625% Sr. Unsec. Sub. Nts., 10/1/18	151,400	157,835
Aleris International, Inc.:
7.625% Sr. Unsec. Nts., 2/15/18	605,000	632,225
7.875% Sr. Unsec. Nts., 11/1/20[4]	620,000	659,525
7.875% Sr. Unsec. Unsub. Nts., 11/1/20	80,000	84,800
Alliance One International, Inc., 10% Sr. Unsec. Nts., 7/15/16	345,000	368,288
Ally Financial, Inc., 8% Sr. Unsec. Unsub. Nts., 3/15/20	700,000	861,875
Alpha Natural Resources, Inc., 6% Sr. Unsec. Unsub. Nts., 6/1/19	535,000	484,175
Alphabet Holding Co., Inc., 7.75% Sr. Unsec. Nts., 11/1/17[4],[8]	335,000	347,563
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[9]	390,000	347,100
AMC Entertainment, Inc., 8.75% Sr. Unsec. Nts., 6/1/19	370,000	410,700
American Airlines 2011-2 Class A Pass-Through Trust, 8.625% Sec. Certificates, 4/15/23	1,043,546	1,085,288
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[4]	320,000	333,600
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr. Unsec. Nts., 5/20/20	780,000	850,200
Anixter, Inc., 5.625% Sr. Unsec. Nts., 5/1/19	290,000	308,850
Antero Resources Finance Corp., 6% Sr. Unsec. Nts., 12/1/20[4]	275,000	284,969
Arch Coal, Inc., 7.25% Sr. Unsec. Unsub. Nts., 6/15/21	385,000	346,500
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., 7% Sr. Unsec. Nts., 11/15/20[4]	230,000	232,300
ArvinMeritor, Inc., 10.625% Sr. Unsec. Nts., 3/15/18	130,000	138,775
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% Sr. Unsec. Nts., 8/1/23[4,7]	320,000	319,600
6.625% Sr. Nts., 10/1/20[4]	225,000	237,375
8.75% Sr. Unsec. Sub. Nts., 6/15/18	405,000	434,413
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[4]	380,000	364,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25% Sr. Unsec. Unsub. Nts., 1/15/19	325,000	361,563
BC Mountain LLC/BC Mountain Finance, Inc., 7% Sr. Unsec. Nts., 2/1/214,[7]	710,000	733,075
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20	325,000	360,750
Beazer Homes USA, Inc., 9.125% Sr. Unsec. Nts., 5/15/19	395,000	426,600
Belden, Inc., 5.50%, Sr. Unsec. Sub. Nts., 9/1/22[4]	275,000	284,625
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21	740,000	871,350
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19	305,000	322,538
Biomet, Inc.:
6.50% Sr. Unsec. Nts., 8/1/20[4]	110,000	115,913
6.50% Sr. Unsec. Sub. Nts., 10/1/20[4]	135,000	137,700
Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18	735,000	768,075
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20	900,000	992,250

16	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21[4]	$225,000	$248,625
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17[4]	633,000	697,883
Burger King Corp., 9.875% Sr. Unsec. Unsub. Nts., 10/15/18	340,000	390,150
Burlington Coat Factory Warehouse Corp., 10% Sr. Unsec. Nts., 2/15/19	310,000	338,675
Caesars Entertainment Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	1,520,000	1,043,100
Calpine Corp.:
7.50% Sr. Sec. Nts., 2/15/21[4]	477,000	519,930
7.875% Sr. Sec. Nts., 1/15/23[4]	193,000	214,230
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15	58	59
Catalyst Paper Corp.:
11.995% Sr. Sec. Nts., 10/30/17[8]	363,436	299,835
13% Sec. Nts., 09/13/16[4,6]	92,528	89,752
Cenveo Corp., 8.875% Sec. Nts., 2/1/18	285,000	282,863
Cequel Communications Escrow 1 LLC/Cequel Escrow Capital Corp., 6.375% Sr. Nts., 9/15/20[4]	1,035,000	1,089,338
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	345,000	351,038
Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20	595,000	685,738
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125% Sr. Unsec. Unsub. Nts., 7/15/22	775,000	827,313
Chiquita Brands International, Inc., 7.875% Sr. Sec. Nts., 2/1/21[4,7]	320,000	323,600
Chiron Merger Sub, Inc., 10.50% Sec. Nts., 11/1/18[4]	760,000	817,000
CHS/Community Health Systems, Inc., 7.125% Sr. Unsec. Unsub. Nts., 7/15/20	270,000	291,938
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22	645,000	693,375
Cincinnati Bell, Inc., 8.75% Sr. Unsec. Sub. Nts., 3/15/18	370,000	392,663
Cinemark USA, Inc., 5.125% Sr. Unsec. Nts., 12/15/22[4]	170,000	172,975
CIT Group, Inc.:
4.25% Sr. Unsec. Nts., 8/15/17	140,000	145,600
5% Sr. Unsec. Nts., 8/15/22	555,000	588,992
CKE Restaurants, Inc., 11.375% Sec. Nts., 7/15/18	298,000	348,660
Claire’s Stores, Inc., 8.875% Sr. Sec. Nts., 3/15/19	90,000	88,650
Cleaver-Brooks, Inc., 8.75% Sr. Sec. Nts., 12/15/19[4]	470,000	504,663
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19	150,000	163,875
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16	180,000	199,350
Commercial Vehicle Group, Inc., 7.875% Sec. Nts., 4/15/19	400,000	406,000
Community Choice Financial, Inc., 10.75% Sr. Sec. Nts., 5/1/19	345,000	329,475
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125% Sr. Unsec. Nts., 7/15/20[4]	160,000	173,600
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22	470,000	502,900
Continental Rubber Of America Corp., 4.50% Sr. Sec. Nts., 9/15/19[4]	150,000	154,500
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	645,000	672,413

17	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50% Sr. Unsec. Nts., 1/15/23[4]	$705,000	$697,950
Crown Castle International Corp., 5.25% Sr. Unsec. Nts., 1/15/23[4]	275,000	289,781
Cumulus Media Holdings, Inc., 7.75% Sr. Unsec. Unsub. Nts., 5/1/19	480,000	481,200
Dean Foods Co., 9.75% Sr. Unsec. Unsub. Nts., 12/15/18	400,000	457,000
Denbury Resources, Inc., 4.625% Sr. Unsec. Sub. Nts., 7/15/23[7]	320,000	314,000
DigitalGlobe, Inc., 5.25% Sr. Unsec. Unsub. Nts., 2/1/21[4]	185,000	185,231
DineEquity, Inc., 9.50% Sr. Unsec. Unsub. Nts., 10/30/18	400,000	457,000
DISH DBS Corp.:
5.875% Sr. Unsec. Nts., 7/15/22	450,000	480,375
6.75% Sr. Unsec. Nts., 6/1/21	180,000	202,500
7.875% Sr. Unsec. Nts., 9/1/19	820,000	973,750
Drill Rigs Holdings, Inc., 6.50% Sr. Sec. Nts., 10/1/17[4]	70,000	70,175
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17	1,485,000	1,455,300
Eagle Spinco, Inc., 4.625% Sr. Unsec. Nts., 2/15/21[4]	275,000	277,750
Energy Future Intermediate Holding Co LLC/EFIH Finance, Inc., 10% Sr. Sec. Nts., 12/1/20[4]	775,000	891,250
Energy Future Intermediate Holding Co. LLC/EFIH Fiance, Inc., 11.75% Sec. Nts., 3/1/22[4]	710,000	812,063
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17	662,000	723,235
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75% Sr. Unsec. Nts., 9/1/22	640,000	691,200
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[4]	260,000	272,350
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19	530,000	571,075
Felcor Lodging LP, 5.625% Sr. Sec. Nts., 3/1/23[4]	275,000	278,094
FGI Operating Co. LLC/FGI Finance, Inc., 7.875% Sr. Sec. Nts., 5/1/20[4]	765,000	790,819
First Data Corp.:
6.75% Sr. Sec. Nts., 11/1/20[4]	550,000	567,875
8.25% Sec. Nts., 1/15/21[4]	345,000	357,075
12.625% Sr. Unsec. Nts., 1/15/21	1,410,000	1,508,700
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18[4]	140,000	148,400
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19	300,000	268,500
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[4]	525,000	572,250
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[4]	700,000	773,500
10.75% Sr. Unsec. Nts., 8/1/20	407,000	453,805
Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19[4]	290,000	315,375
5.875% Sr. Unsec. Nts., 1/31/22[4]	145,000	159,138
Frontier Communications Corp.:
8.25% Sr. Unsec. Nts., 4/15/17	375,000	435,938
8.50% Sr. Unsec. Nts., 4/15/20	250,000	290,000
FTI Consulting, Inc., 6% Sr. Unsec. Unsub. Nts., 11/15/22[4]	690,000	729,675

18	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
GenCorp, Inc., 7.125% Sec. Nts., 3/15/21[4]	$705,000	$733,200
General Cable Corp., 5.75% Sr. Unsec. Unsub. Nts., 10/1/22[4]	330,000	348,975
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	465,000	459,188
Georgia Gulf Corp., 4.875% Sr. Unsec. Nts., 5/15/23[4,7]	65,000	65,731
Getty Images, Inc., 7% Sr. Nts., 10/15/20[4]	335,000	349,238
Gibraltar Industries, Inc., 6.25% Sr. Unsec. Sub. Nts., 2/1/21[4]	135,000	140,906
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	735,000	810,338
Gray Television, Inc., 7.50% Sr. Unsec. Nts., 10/1/20[4]	725,000	757,625
Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18	305,000	336,263
H&E Equipment Services, Inc., 7% Sr. Unsec. Nts., 9/1/22[4]	90,000	98,775
Halcon Resources Corp., 8.875% Sr. Unsec. Nts., 5/15/21[4]	675,000	723,938
HCA, Inc., 7.50% Sr. Unsec. Unsub. Nts., 2/15/22	295,000	341,463
HD Supply, Inc.:
7.50% Sr. Unsec. Nts., 7/15/20[4,7]	715,000	707,850
13.50% Sr. Unsec. Sub. Nts., 9/1/15[8]	325,000	335,359
HealthSouth Corp., 8.125% Sr. Unsec. Unsub. Nts., 2/15/20	730,000	804,825
Hercules Offshore, Inc., 7.125% Sr. Sec. Nts., 4/1/17[4]	390,000	418,275
Hertz Corp. (The), 7.50% Sr. Unsec. Nts., 10/15/18	565,000	622,913
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875% Sr. Sec. Nts., 2/1/18	350,000	355,250
Hiland Partners LP/Hiland Partners Finance Corp., 7.25% Sr. Nts., 10/1/20[4]	100,000	108,750
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[4]	885,000	775,481
Hologic, Inc., 6.25% Sr. Unsec. Nts., 8/1/20[4]	50,000	54,000
Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20	785,000	828,175
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	1,130,000	1,248,650
IAC/InterActiveCorp, 4.75% Sr. Unsec. Nts., 12/15/22[4]	350,000	349,125
Igloo Holdings Corp., 8.25% Sr. Unsec. Nts., 12/15/17[8,9]	775,000	791,953
Ineos Finance plc, 8.375% Sr. Sec. Bonds, 2/15/19[4]	1,000,000	1,098,750
Inergy Midstream LP/Finance Corp., 6% Sr. Unsec. Nts., 12/15/20[4]	225,000	233,438
Infor US, Inc., 9.375% Sr. Unsec. Nts., 4/1/19	145,000	164,575
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17	405,000	429,806
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20	400,000	429,500
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15	490,000	558,600
8.75% Sr. Unsec. Unsub. Nts., 3/15/17	905,000	1,070,163
iPayment, Inc., 10.25% Sr. Unsec. Nts., 5/15/18	1,035,000	941,850
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Unsub. Nts., 3/15/19	795,000	862,575
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	1,019,000	1,088,419
J. Crew Group, Inc., 8.125% Sr. Unsec. Nts., 3/1/19	385,000	414,838

19	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr. Unsec. Nts., 12/1/19[4]	$320,000	$364,800
Jaguar Land Rover plc:
5.625% Sr. Unsec. Nts., 2/1/23[4]	285,000	292,125
7.75% Sr. Unsec. Bonds, 5/15/18[4]	205,000	226,013
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	90,000	97,313
JMC Steel Group, Inc., 8.25% Sr. Unsec. Nts., 3/15/18[4]	55,000	58,850
K Hovnanian Enterprises, Inc., 9.125% Sec. Nts., 11/15/20[4]	170,000	188,275
Kenan Advantage Group, Inc. (The), 8.375% Sr. Unsec. Nts., 12/15/18[4]	275,000	289,781
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19	935,000	925,650
Kodiak Oil & Gas Corp., 5.50% Sr. Unsec. Nts., 1/15/21[4]	405,000	408,544
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	430,000	474,075
Landry’s, Inc., 9.375% Sr. Unsec. Nts., 5/1/20[4]	765,000	830,025
Lear Corp., 4.75% Sr. Unsec. Nts., 1/15/23[4]	710,000	710,000
Level 3 Communications, Inc., 8.875% Sr. Unsec. Nts., 6/1/19[4]	690,000	752,963
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19	180,000	204,300
Levi Strauss & Co., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20	370,000	405,150
Libbey Glass, Inc., 6.875% Sr. Sec. Nts., 5/15/20	280,000	302,750
Limited Brands, Inc., 5.625% Sr. Nts., 2/15/22	780,000	842,400
LIN Television Corp., 6.375% Sr. Nts., 1/15/21[4]	110,000	117,700
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20	1,355,000	1,500,663
LyondellBasell Industries NV, 6% Sr. Unsec. Nts., 11/15/21	285,000	336,300
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	1,050,000	1,186,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50% Sr. Unsec. Unsub. Nts., 7/15/23	705,000	702,356
Marquette Transportation Co./Marquette Transportation Finance Corp., 10.875% Sec. Nts., 1/15/17	1,105,000	1,176,825
MCE Finance Ltd., 5% Sr. Unsec. Nts., 2/15/21[4,7]	360,000	359,550
MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18	105,000	114,713
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[4]	915,000	965,325
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	750,000	797,813
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15	795,000	862,575
MGM Resorts International:
6.625% Sr. Unsec. Unsub. Nts., 12/15/21	110,000	113,438
6.75% Sr. Unsec. Nts., 10/1/20[4]	195,000	205,238
Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18	25,000	27,469
Milestone Aviation Group LLC, 8.625% Sr. Unsec. Nts., 12/15/17[4]	440,000	459,800
Momentive Performance Materials, Inc., 8.875% Sr. Sec. Nts., 10/15/20	220,000	227,700
Monitronics International, Inc., 9.125% Sr. Unsec. Nts., 4/1/20	390,000	410,475
MTR Gaming Group, Inc., 11.50% Sec. Nts., 8/1/19	316,575	337,152
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[4]	105,000	117,600
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[4]	555,000	557,775

20	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Mylan, Inc.:
6% Sr. Nts., 11/15/18[4]	$280,000	$305,812
7.875% Sr. Unsec. Nts., 7/15/20[4]	700,000	818,290
Nationstar Mortgage LLC/Nationstar Capital Corp.:
7.875% Sr. Unsec. Nts., 10/1/20[4]	200,000	219,000
10.875% Sr. Unsec. Nts., 4/1/15	1,040,000	1,112,800
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17	300,000	284,250
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17	180,000	178,650
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14[10]	115,000	51,750
Nexstar Broadcasting, Inc., 6.875% Sr. Unsec. Nts., 11/15/20[4]	340,000	356,150
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17	710,000	786,325
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[4]	590,000	495,600
Nortek, Inc.:
8.50% Sr. Unsec. Nts., 4/15/21[4]	545,000	618,575
10% Sr. Unsec. Nts., 12/1/18	800,000	912,000
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	370,000	419,950
NRG Energy, Inc., 6.625% Sr. Unsec. Nts., 3/15/23[4]	135,000	145,463
Nuveen Investments, Inc., 9.50% Sr. Unsec. Nts., 10/15/20[4]	355,000	367,425
Oasis Petroleum, Inc., 6.875% Sr. Unsec. Nts., 1/15/23	180,000	196,650
Offshore Group Investment Ltd.:
7.50% Sr. Sec. Nts., 11/1/19[4]	700,000	719,250
11.50% Sr. Sec. Nts., 8/1/15	291,000	316,463
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts., 10/15/22	1,055,000	1,157,863
Party City Holdings, Inc., 8.875% Sr. Unsec. Nts, 8/1/20[4]	310,000	336,350
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	625,000	715,625
Petco Holdings, Inc., 8.50% Sr. Nts., 10/15/17[4,8]	275,000	284,625
PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16	300,000	353,250
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18	872,000	977,730
Ply Gem Industries, Inc.:
9.375% Sr. Unsec. Nts., 4/15/17	520,000	566,800
8.25% Sr. Sec. Nts., 2/15/18	515,000	562,638
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19	940,000	1,026,950
PQ Corp., 8.75% Sr. Sec. Nts., 5/1/18[4]	285,000	302,813
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	775,000	831,188
PSS World Medical, Inc., 6.375% Sr. Unsec. Unsub. Nts., 3/1/22	180,000	221,850
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15	385,000	373,450
11.75% Sr. Nts., 1/1/16	285,000	292,125
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15	285,000	285,713
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18	1,620,000	1,603,800
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	330,000	367,950
Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20[4]	775,000	883,500
9% Sr. Sec. Nts., 1/15/20[4]	395,000	460,175

21	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.75% Sr. Sec. Nts., 10/15/20	$350,000	$358,750
9% Sr. Unsec. Unsub. Nts., 4/15/19	395,000	418,700
Rite Aid Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/15/20	185,000	206,738
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 2/1/21[4,7]	355,000	356,775
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	610,000	677,100
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[4]	595,000	635,906
SandRidge Energy, Inc.:
7.50% Sr. Unsec. Unsub. Nts., 2/15/23	555,000	592,463
8.75% Sr. Unsec. Nts., 1/15/20	360,000	392,400
SBA Telecommunications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 7/15/20[4]	215,000	226,556
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19[4]	420,000	478,275
Scotts Miracle-Gro Co. (The), 6.625% Sr. Unsec. Unsub. Nts., 12/15/20	100,000	110,500
Seagate HDD (Cayman), 7% Sr. Unsec. Nts., 11/1/21	650,000	716,625
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[4]	110,000	122,100
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	74,000	74,185
ServiceMaster Co.:
7% Sr. Nts., 8/15/20[4]	475,000	484,500
8% Sr. Unsec. Unsub. Nts., 2/15/20	235,000	250,275
SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19	105,000	112,875
Sinclair Television Group, Inc.:
6.125% Sr. Nts., 10/1/22[4]	705,000	756,113
8.375% Sr. Unsec. Nts., 10/15/18	255,000	284,963
SM Energy Co., 6.50% Sr. Unsec. Unsub. Nts., 1/1/23	350,000	374,500
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[4]	470,000	489,975
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts., 6/15/18	330,000	374,963
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 5/15/18[4]	455,000	492,538
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875% Sr. Sec. Nts., 8/1/20[4]	685,000	736,375
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17	515,000	493,241
Sprint Capital Corp., 6.875% Sr. Unsec. Nts., 11/15/28	490,000	497,350
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18[4]	335,000	415,400
STHI Holding Corp., 8% Sec. Nts., 3/15/18[4]	305,000	331,688
SunGard Data Systems, Inc.:
7.375% Sr. Unsec. Nts., 11/15/18	185,000	197,488
7.625% Sr. Unsec. Nts., 11/15/20	400,000	438,000
Terex Corp., 6% Sr. Unsec. Nts., 5/15/21	850,000	894,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875% Sr. Nts., 10/1/20[4]	195,000	204,750
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17	710,000	770,350
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17	287,000	321,440
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15	355,000	394,938
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[4]	1,411,000	1,573,265

22	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18	$980,000	$1,093,925
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75% Sr. Sec. Nts., 2/1/19[4]	180,000	178,650
UCI International, Inc., 8.625% Sr. Unsec. Nts., 2/15/19	340,000	346,800
United Rentals North America, Inc.:
7.375% Sr. Unsec. Nts., 5/15/20	950,000	1,049,750
7.625% Sr. Unsec. Nts., 4/15/22	240,000	268,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50% Sr. Sec. Nts., 3/15/19	335,000	367,663
Universal Hospital Services, Inc., 7.625% Sr. Sec. Nts, 8/15/20	155,000	167,013
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[4]	640,000	696,000
UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21[4]	695,000	771,450
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[4]	765,000	835,763
US Airways 2011-1 Class A Pass-Through Trust, 7.125% Sec. Certificates, 10/22/23	566,093	643,931
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375% Sr. Unsec. Nts., 5/1/21[4,7]	225,000	232,594
US Foods, Inc., 8.50% Sr. Unsec. Nts., 6/30/19[4]	345,000	360,525
US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec. Nts., 8/15/17)[10]	225,000	5,625
Valeant Pharmaceuticals Inernational, Inc., 7.25% Sr. Unsec. Nts., 7/15/22[4]	300,000	324,000
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18[4]	265,000	282,225
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	500,000	532,500
Verso Paper Holdings LLC/Verso Paper, Inc.:
8.75% Sr. Sec. Nts., 2/1/19	295,000	118,738
11.75% Sr. Sec. Nts., 1/15/19	781,000	566,225
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20	756,000	810,810
Viking Cruises Ltd., 8.50% Sr. Nts., 10/15/22[4]	220,000	243,650
Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19	774,000	832,050
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[4,6]	430,000	428,925
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75% Sr. Unsec. Nts., 9/15/18	330,000	358,050
Wells Enterprises, Inc., 6.75% Sr. Sec. Nts., 2/1/20[4]	355,000	369,200
West Corp., 8.625% Sr. Unsec. Nts., 10/1/18	695,000	748,863
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[4]	535,000	341,063
WEX, Inc., 4.75% Sr. Unsec. Nts., 2/1/23[4]	460,000	461,150
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[4]	810,000	856,575
Windstream Corp.:
6.375% Sr. Unsec. Nts., 8/1/23[4]	455,000	458,413
7.50% Sr. Unsec. Unsub. Nts., 6/1/22[4]	325,000	353,438
Xerium Technologies, Inc., 8.875% Sr. Unsec. Nts., 6/15/18	430,000	410,650
Zayo Group LLC/Zayo Capital, Inc.: 8.125% Sr. Sec. Nts., 1/1/20	165,000	184,800

23	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
10.125% Sr. Sec. Nts., 7/1/20	$110,000	$128,425

Total Non-Convertible Corporate Bonds and Notes (Cost $136,703,640)		141,777,720
Convertible Corporate Bonds and Notes–0.1%
Leap Wireless International, Inc., 4.50% Cv. Sr. Unsec. Nts., 7/15/14	480,000	465,600
Navistar International Corp., 3% Cv. Sr. Sub. Nts., 10/15/14	380,000	361,475

Total Convertible Corporate Bonds and Notes (Cost $807,237)		827,075
Corporate Loans–0.6%
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/16/15[6]	388,009	372,084
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche NM, 4.25%, 2/23/14[6,7]	13,676	10,924
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Delayed Draw, 11.834%, 3/3/14[6]	205,030	163,768
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession:
4.25%, 2/23/14[6,7]	28,769	22,979
13.834%, 2/23/14[6]	91,101	72,767
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/29/17[6]	282,927	286,817
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 3/29/19[6]	1,005,000	1,049,597
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[6]	280,000	283,150
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.454%, 1/28/18[6]	775,000	721,719
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[6]	310,000	318,525
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.852%, 1/29/16[6,7]	1,385,009	1,205,607
Crestwood Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 3/26/18[6]	248,040	252,794
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/10/19[6]	105,000	107,144
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 3/19/17[6]	780,000	825,500
Lonestar Intermediate Super Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 11%, 9/2/19[6]	470,000	505,544
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 8/17/17[6]	220,000	223,630
NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[6,7]	365,000	369,867
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[6]	324,188	318,649
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 2/28/19[6]	890,000	910,025

24	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
Corporate Loans Continued
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 6/9/18[6,7]	$620,000	$634,725
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 2/17/17[6]	721,276	305,640
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[6]	425,000	427,284
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 8/30/18[6]	691,387	704,854
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 12/20/18[6]	135,000	138,375

Total Corporate Loans (Cost $10,340,307)		10,231,968

	Shares
Structured Securities–0.0%
UBS AG, Vietnam Dairy Product Co. Equity Linked Nts., 1/29/14[4] (Cost $448,964)	90,000	431,820

	Expiration Date	Strike Price	Contracts
Options Purchased–0.5%
Chicago Board Options Exchange Volatility Index Call[2]	2/13/13	$17.000	25,000	1,125,000
Chicago Board Options Exchange Volatility Index Call[2]	3/21/13	20.000	20,000	1,640,000
Chicago Board Options Exchange Volatility Index Call[2]	3/21/13	32.500	20,000	260,000
Standard & Poor’s 500 Index Call[2]	3/15/13	1,475.000	1,500	5,797,500
U.S. Treasury Nts., 10 yr. Futures, 3/19/13 Call[2]	2/25/13	132.000	2,000	593,750

Total Options Purchased (Cost $9,681,008)				9,416,250

	Shares
Investment Companies–25.2%
iShares Asia Trust/iShares FTSE A50 China Index Exchanged Traded Fund[2]	698,800	1,061,436
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[1,11]	48,482,817	48,482,817
Oppenheimer Master Event-Linked Bond Fund, LLC[1]	9,251,612	115,188,262
Oppenheimer Master Loan Fund, LLC[1]	17,740,837	235,452,157
Oppenheimer Short Duration Fund, Cl. Y1	5,004,902	50,149,115

Total Investment Companies (Cost $447,111,896)		450,333,787
Total Investments, at Value (Cost $1,599,123,821)	99.6%	1,780,204,786
Other Assets Net of Liabilities	0.4	7,854,458

Net Assets	100.0%	$1,788,059,244

25	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2012	Gross Additions	Gross Reductions		Shares January 31, 2013
Oppenheimer Global Allocation Fund (Cayman) Ltd.[a]	2,921	—	—		2,921
Oppenheimer Institutional Money Market Fund, Cl. E	43,821,965	77,529,568	72,868,716		48,482,817
Oppenheimer Master Event-Linked Bond Fund, LLC	9,251,612	—	—		9,251,612
Oppenheimer Master Loan Fund, LLC	23,240,748	—	5,499,911		17,740,837
Oppenheimer Short Duration Fund, Cl. Y	4,997,580	7,322	—		5,004,902

		Value	Income		Realized Gain (Loss)
Oppenheimer Global Allocation Fund (Cayman) Ltd.[a]		$14,952,644	$—		$—
Oppenheimer Institutional Money Market Fund, Cl. E		48,482,817	13,855		—
Oppenheimer Master Event-Linked Bond Fund, LLC		115,188,262	2,646,843	[b]	(260,262)[b]
Oppenheimer Master Loan Fund, LLC		235,452,157	5,302,084	[c]	1,918,169	[c]
Oppenheimer Short Duration Fund, Cl. Y		50,149,115	66,916		—

		$464,224,995	$8,029,698		$1,657,907

a.	Investment in a wholly-owned subsidiary. See accompanying Notes.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.
c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to outstanding written options. The aggregate market value of such securities is $123,396,938 . See accompanying Notes.
4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $57,652,829 or 3.22% of the Fund’s net assets as of January 31, 2013.
5.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
6.	Represents the current interest rate for a variable or increasing rate security.
7.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after January 31, 2013. See accompanying Notes.
8.	Interest or dividend is paid-in-kind, when applicable.
9.	Restricted security. The aggregate value of restricted securities as of January 31, 2013 was $1,139,053, which represents 0.06% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation (Depreciation)
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15	3/6/12	$379,229	$347,100	$(32,129)
Igloo Holdings Corp., 8.25% Sr. Unsec. Nts., 12/15/17	12/13/12-12/14/12	772,788	791,953	19,165

		$1,152,017	$1,139,053	$(12,964)

10.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
11.	Rate shown is the 7-day yield as of January 31, 2013.

26	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$1,171,936,032	65.8%
United Kingdom	80,308,061	4.5
Germany	60,331,820	3.4
France	46,903,780	2.6
Switzerland	46,478,086	2.6
Japan	42,742,400	2.4
India	38,640,321	2.2
Brazil	37,258,088	2.1
The Netherlands	28,210,668	1.6
Sweden	26,765,033	1.5
Spain	24,921,006	1.4
Mexico	22,399,588	1.3
China	19,856,748	1.1
Italy	18,351,338	1.0
Denmark	16,590,023	0.9
Ireland	10,079,150	0.6
Russia	8,741,329	0.5
Taiwan	7,744,757	0.4
Australia	7,437,079	0.4
Hong Kong	6,678,949	0.4
Turkey	5,862,805	0.3
Korea, Republic of South	5,694,399	0.3
Canada	5,092,593	0.3
Jersey, Channel Islands	4,001,579	0.2
Singapore	3,748,641	0.2
Philippines	3,694,004	0.2
South Africa	3,692,684	0.2
Colombia	3,402,402	0.2
Belgium	2,840,485	0.2
Finland	2,706,843	0.2
Luxembourg	2,484,852	0.1
Bermuda	2,405,358	0.1
Nigeria	1,881,743	0.1
Indonesia	1,871,727	0.1
United Arab Emirates	1,260,542	0.1
Austria	1,170,094	0.1
Peru	1,108,098	0.1
Thailand	962,830	0.1
Malaysia	830,447	0.1
Egypt	760,485	0.1
Argentina	734,604	—
Chile	645,994	—
Norway	495,600	—
Vietnam	431,820	—
Mongolia	49,901	—

Total	$1,780,204,786	100.0%

Futures Contracts as of January 31, 2013 are as follows:

		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)
CBOE Volatility Index	Buy	3,000	2/12/13	$44,700,000	$(2,903,349)
CBOE Volatility Index	Sell	2,000	6/18/13	35,600,000	672,331
CBOE Volatility Index	Sell	2,000	7/16/13	37,000,000	678,691
U.S. Long Bonds	Sell	20	3/19/13	2,869,375	32,070
U.S. Treasury Nts., 2 yr.	Buy	6	3/28/13	1,322,531	40
U.S. Treasury Nts., 2 yr.	Sell	34	3/28/13	7,494,344	993
U.S. Treasury Nts., 10 yr.	Sell	101	3/19/13	13,259,406	48,639

					$(1,470,585)

27	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Spot Currency Exchange Contracts as of January 31, 2013 are as follows:

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Appreciation	Unrealized Depreciation
Bank of America:
Hong Kong Dollar (HKD)	Buy	1,313	HKD	2/1/13	$169,296	$63	$—
South African Rand (ZAR)	Buy	297	ZAR	2/5/13-2/7/13	33,170	93	4
						156	4
Banco Pactual
Brazilian Real (BRR)	Buy	33	BRR	2/7/13	16,550	—	103
Barclays Capital
British Pound Sterling (GBP)	Buy	21	GBP	2/4/13	32,807	118	—
Brown Brothers Harriman:
Brazilian Real (BRR)	Buy	439	BRR	2/1/13-2/4/13	220,444	—	345
Chilean Peso (CLP)	Buy	16,299	CLP	2/1/13-2/4/13	34,583	10	8
Colombian Peso (COP)	Sell	41,619	COP	2/1/13-2/5/13	23,442	11	16
Indian Rupee (INR)	Buy	14,035	INR	2/1/13-2/4/13	263,841	31	151
Indian Rupee (INR)	Sell	17,978	INR	2/1/13-2/5/13	337,996	136	401
Indonesia Rupiah (IDR)	Buy	362,825	IDR	2/1/13-2/4/13	37,251	153	—
Philippines Peso (PHP)	Sell	2,102	PHP	2/4/13-2/6/13	51,666	31	10
South Korean Won (KRW)	Sell	400,168	KRW	2/4/13-2/5/13	367,489	—	642
						372	1,573
CLSA Clayton
Malaysian Ringgit (MYR)	Buy	123	MYR	2/7/13	39,458	—	300
Deutsche Bank Securities, Inc.:
Hong Kong Dollar (HKD)	Buy	89	HKD	2/4/13	11,488	—	—
South African Rand (ZAR)	Buy	357	ZAR	2/6/13	39,894	436	—
						436	—
Goldman Sachs & Co.:
Euro (EUR)	Buy	64	EUR	2/4/13	86,911	58	—
Swedish Krona (SEK)	Buy	789	SEK	2/4/13	124,104	—	105
Swiss Franc (CHF)	Sell	12	CHF	2/4/13-2/5/13	13,575	—	9
						58	114
Merrill Lynch
Brazilian Real (BRR)	Buy	75	BRR	2/7/13	37,561	—	234
State Street:
British Pound Sterling (GBP)	Buy	10	GBP	2/5/13	15,776	—	4
South African Rand (ZAR)	Buy	157	ZAR	2/5/13	17,577	160	—
Swiss Franc (CHF)	Sell	13	CHF	2/1/13	14,091	—	176
						160	180

Total unrealized appreciation and depreciation						$1,300	$2,508

Written Options as of January 31, 2013 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)
Chicago Board Options Exchange Volatility Index	Call	25,000	$35.000	6/19/13	$1,024,058	$(1,050,000)	$(25,942)
Chicago Board Options Exchange Volatility Index	Call	20,000	29.000	3/21/13	1,079,246	(500,000)	579,246
U.S. Treasury Nts., 10 yr. Futures	Put	3,900	130.500	2/25/13	1,615,556	(1,462,500)	153,056

					$3,718,860	$(3,012,500)	$706,360

28	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Notes to Statement of Investments

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$5,821,589
Sold securities	141,400

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2013 is as follows:

Cost	$112,765
Market Value	$57,375
Market Value as a % of Net Assets	Less than 0.005%

Investment in Oppenheimer Global Allocation Fund (Cayman) Ltd. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity related futures, options and swap contracts), exchange traded funds and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their

29	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities in the annual and semiannual reports and the Fund’s Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

30	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

31	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

32	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

The table below categorizes amounts as of January 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$14,952,644	$—	$14,952,644
Common Stocks
Consumer Discretionary	168,818,842	12,544,964	—	181,363,806
Consumer Staples	122,884,020	1,586,524	—	124,470,544
Energy	67,953,141	2,235,157	—	70,188,298
Financials	141,331,697	10,234,146	—	151,565,843
Health Care	118,453,402	—	—	118,453,402
Industrials	139,782,867	14,491,126	—	154,273,993
Information Technology	256,366,493	1,342,810	—	257,709,303
Materials	37,837,120	—	70,928	37,908,048
Telecommunication Services	21,376,019	—	—	21,376,019
Utilities	5,428,218	—	—	5,428,218
Preferred Stocks	—	461,663	—	461,663
Rights, Warrants and Certificates	—	—	—	—
Asset-Backed Securities	—	461,642	—	461,642
Mortgage-Backed Obligations	—	28,572,743	—	28,572,743
Non-Convertible Corporate Bonds and Notes	—	141,687,968	89,752	141,777,720
Convertible Corporate Bonds and Notes	—	827,075	—	827,075
Corporate Loans	—	10,231,968	—	10,231,968
Structured Securities	—	431,820	—	431,820
Options Purchased	9,416,250	—	—	9,416,250
Investment Companies	99,693,368	350,640,419	—	450,333,787

Total Investments, at Value	1,189,341,437	590,702,669	160,680	1,780,204,786
Other Financial Instruments:
Foreign currency exchange contracts	—	1,300	—	1,300
Futures margins	281	—	—	281

Total Assets	$1,189,341,718	$590,703,969	$160,680	$1,780,206,367

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(2,508)	$—	$(2,508)
Futures margins	(1,169,188)	—	—	(1,169,188)
Appreciated options written, at value	(1,962,500)	—	—	(1,962,500)
Depreciated options written, at value	(1,050,000)	—	—	(1,050,000)

Total Liabilities	$(4,181,688)	$(2,508)	$—	$(4,184,196)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfers out of Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$2,612,635	$(13,056,184)	$13,056,184	$(2,612,635)
Consumer Staples	3,586,515	—	—	(3,586,515)
Energy	12,407,388	(1,402,177)	1,402,177	(12,407,388)
Financials	16,022,696	—	—	(16,022,696)
Health Care	6,507,562	—	—	(6,507,562)
Industrials	5,850,612	(8,354,948)	8,354,948	(5,850,612)
Information Technology	23,763,909	—	—	(23,763,909)
Materials	4,337,738	—	—	(4,337,738)

Total Assets	$75,089,055	$(22,813,309)	$22,813,309	$(75,089,055)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price.
**	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

33	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

34	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of January 31, 2013, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $1,300, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended January 31, 2013, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $602,603 and $1,142,050, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

35	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to increase exposure to volatility risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to decrease exposure to volatility risk.

During the period ended January 31, 2013, the Fund had an ending monthly average market value of $54,165,016 and $145,663,910 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

36	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased call options on volatility indexes to increase exposure to volatility risk. A purchased call option becomes more valuable as the level of the underlying volatility index increases relative to the strike price.

During the period ended January 31, 2013, the Fund had an ending monthly average market value of $4,583,328 and $2,448,467 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on volatility indexes to decrease exposure to volatility risk. A written call option becomes more valuable as the level of the underlying volatility index decreases relative to the strike price.

During the period ended January 31, 2013, the Fund had an ending monthly average market value of $387,500 and $3,184,425 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

37	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Written option activity for the period ended January 31, 2013 was as follows:

	Call Options		Put Options
	Number of Contracts	Amount of Premiums	Number of Contracts	Amount of Premiums
Options outstanding as of October 31, 2012	—	$—	2,500	$3,732,427
Options written	66,800	10,602,082	7,030	9,859,875
Options closed or expired	(21,800)	(8,498,778)	(5,630)	(11,976,746)

Options outstanding as of January 31, 2013	45,000	$2,103,304	3,900	$1,615,556

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $42,444 at January 31, 2013. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At January 31, 2013, these commitments have a market value of $33,903 and have been included as Corporate Loans in the Statement of Investments.

Restricted Securities

As of January 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,606,332,677
Federal tax cost of other investments	(52,221,590)

Total federal tax cost	$1,554,111,087

Gross unrealized appreciation	$208,085,048
Gross unrealized depreciation	(35,168,888)

Net unrealized appreciation	$172,916,160

38	Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Wholly-Owned Subsidiary–0.3%
Oppenheimer Flexible Strategies Fund (Cayman) Ltd. [1,2] (Cost $2,750,000)	7,500	$2,608,096
Common Stocks–52.6%
Consumer Discretionary–5.9%
Hotels, Restaurants & Leisure–1.2%
McDonald’s Corp.	125,000	11,911,250
Media–3.6%
Cinemark Holdings, Inc.	412,000	11,593,680
Comcast Corp., Cl. A	279,500	10,643,360
Time Warner Cable, Inc.	132,000	11,792,880

		34,029,920
Multiline Retail–0.5%
Macy’s, Inc.	60,000	2,370,600
Target Corp.	36,210	2,187,446

		4,558,046
Specialty Retail–0.6%
Tiffany & Co.	80,000	5,260,000
Consumer Staples–4.7%
Beverages–1.9%
Coca-Cola Co. (The)[3]	480,000	17,875,200
Food & Staples Retailing–0.9%
CVS Caremark Corp.	163,400	8,366,080
Food Products–0.0%
Adecoagro SA2	38,210	324,785
Household Products–0.2%
Church & Dwight Co., Inc.	30,000	1,733,700
Tobacco–1.7%
Philip Morris International, Inc., Cl. A3	190,720	16,813,875
Energy–7.2%
Energy Equipment & Services–1.1%
Baker Hughes, Inc.	57,000	2,549,040
Schlumberger Ltd.	100,000	7,805,000

		10,354,040
Oil, Gas & Consumable Fuels–6.1%
Chevron Corp.	198,920	22,905,638
Exxon Mobil Corp.[3]	184,000	16,554,480
Kinder Morgan, Inc.	100,000	3,746,000
Royal Dutch Shell plc, ADR	205,000	14,907,600

		58,113,718
Financials–8.9%
Capital Markets–0.4%
Goldman Sachs Group, Inc. (The)	25,322	3,744,111
Commercial Banks–4.6%
Bond Street Holdings LLC, Cl. A2,4	375,000	6,937,500
Bond Street Holdings LLC, Cl. B, Non-Vtg.[2]	120,000	2,220,000
M&T Bank Corp.	169,640	17,420,332
U.S. Bancorp	195,420	6,468,402

1	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Commercial Banks Continued
Wells Fargo & Co.[3]	315,810	$10,999,662

		44,045,896
Diversified Financial Services–0.8%
Citigroup, Inc.	60,000	2,529,600
JPMorgan Chase & Co.	113,000	5,316,650

		7,846,250
Insurance–2.1%
ACE Ltd.	123,570	10,544,228
Alleghany Corp.[2]	25,052	9,033,501

		19,577,729
Real Estate Investment Trusts (REITs)–1.0%
American Assets Trust, Inc.	60,788	1,756,773
Macerich Co. (The)	89,500	5,344,940
Starwood Property Trust, Inc.	103,000	2,640,920

		9,742,633
Health Care–6.4%
Health Care Equipment & Supplies–0.5%
Baxter International, Inc.	35,000	2,374,400
Covidien plc	38,000	2,368,920

		4,743,320
Health Care Providers & Services–1.7%
Humana, Inc.	116,840	8,688,222
UnitedHealth Group, Inc.	92,420	5,102,508
Universal Health Services, Inc., Cl. B	46,000	2,605,440

		16,396,170
Pharmaceuticals–4.2%
Actavis, Inc.[2]	115,000	9,934,850
Medicines Co. (The)[2]	100,000	2,988,000
Merck & Co., Inc.	467,500	20,219,375
Novartis AG, ADR	78,000	5,289,960
Teva Pharmaceutical Industries Ltd., Sponsored ADR	33,210	1,261,648

		39,693,833
Industrials–5.6%
Aerospace & Defense–0.8%
Honeywell International, Inc.	111,000	7,574,640
Airlines–0.5%
United Continental Holdings, Inc.[2]	180,000	4,347,000
Commercial Services & Supplies–0.8%
Tyco International Ltd.	255,000	7,708,650
Construction & Engineering–0.9%
Quanta Services, Inc.[2]	300,000	8,691,000
Electrical Equipment–0.1%
Hubbell, Inc., Cl. B	9,500	864,975
Machinery–1.2%
AGCO Corp.[2]	73,421	3,891,313

2	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Machinery Continued
SPX Corp.	102,000	$7,612,260

		11,503,573
Trading Companies & Distributors–1.3%
AerCap Holdings NV2	493,901	7,215,894
Wesco International, Inc.[2]	74,000	5,396,820

		12,612,714
Information Technology–7.7%
Communications Equipment–2.6%
Cisco Systems, Inc.	250,000	5,142,500
Juniper Networks, Inc.[2]	417,790	9,350,140
QUALCOMM, Inc.	160,560	10,601,777

		25,094,417
Computers & Peripherals–2.1%
Apple, Inc.[3]	44,158	20,105,579
Electronic Equipment, Instruments & Components–0.3%
TE Connectivity Ltd.	64,000	2,488,320
Internet Software & Services–0.8%
Google, Inc., Cl. A2	7,750	5,856,598
Yahoo!, Inc.[2]	102,500	2,012,075

		7,868,673
IT Services–0.6%
International Business Machines Corp.	28,500	5,787,495
Semiconductors & Semiconductor Equipment–0.6%
Xilinx, Inc.	150,000	5,473,500
Software–0.7%
Oracle Corp.	192,600	6,839,226
Materials–4.8%
Chemicals–4.2%
Celanese Corp., Series A	100,500	4,711,440
Lyondellbasell Industries NV, Cl. A	245,000	15,537,900
Mosaic Co. (The)	333,670	20,437,288

		40,686,628
Containers & Packaging–0.6%
Rock-Tenn Co., Cl. A	70,000	5,526,500
Utilities–1.4%
Electric Utilities–1.4%
Cleco Corp.	150,000	6,412,500
Edison International	136,500	6,577,933

		12,990,433

Total Common Stocks (Cost $431,062,223)		501,293,879
Preferred Stocks–2.9%
Goldman Sachs Group, Inc. (The), 3.75% Non-Cum., Series A, Non-Vtg.	41,024	931,245
M&T Bank Corp.:
5% Cum., Series A, Non-Vtg.	5,167	5,373,680
5% Cum., Series C, Non-Vtg.	7,500	7,764,900

3	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
M&T Capital Trust IV, 8.50% Cum., Non-Vtg.	8,124	$206,756
PPL Corp., 9.50% Cv., Non-Vtg.	100,000	5,406,000
US Bancorp, 6% Non-Cum., Series G	300,000	8,070,000

Total Preferred Stocks (Cost $26,629,152)		27,752,581

	Principal Amount
Asset-Backed Securities–8.5%
Airspeed Ltd., Airplane Receivables:
Series 2007-1 A, Cl. G1, 0.476%, 6/15/32[4,5]	$7,686,449	6,072,294
Series 2007-1 A, Cl. G2, 0.486%, 6/15/32[4,5]	8,839,416	7,071,533
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl. A1, 7.25%, 6/25/38[4]	30,000,000	30,900,000
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW3, Cl. M1, 0.684%, 8/25/35[5]	5,000,000	4,203,135
Saxon Asset Securities Trust 2007-3, Mtg. Loan Asset-Backed Certificates, Series 2007-3, Cl. 2A4, 0.694%, 9/25/47[5]	7,595,000	3,887,778
Structured Asset Securities Corp., Mtg. Loan Asset-Backed Certificates, Series 2007-GEL2, Cl. A2, 0.524%, 5/25/37[5]	35,500,000	29,367,411

Total Asset-Backed Securities (Cost $70,784,843)		81,502,151
Mortgage-Backed Obligations–2.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R2, Cl. M1, 0.634%, 4/25/34[5]	4,286,384	3,411,683
Bear Stearns Asset-Backed Securities I Trust 2004-HE9, Asset-Backed Certificates, Series 2004-HE9, Cl. M2, 2.004%, 11/25/34[5]	10,569,512	7,339,421
First NLC Trust 2005-4, Mtg.-Backed Certificates, Series 2005-4, Cl. A4, 0.594%, 2/25/36[5]	11,003,000	5,603,976
Home Equity Asset Trust 2005-5, Mtg. Home Equity Pass-Through Certificates, Series 2005-5, Cl. M2, 0.714%, 11/25/35[5]	1,888,088	1,266,649
Home Equity Mortgage Loan Asset-Backed Trust, Home Equity Asset-Backed Certificates, Series INABS 2005-B, Cl. M3, 0.694%, 8/25/35[5]	1,298,061	760,457
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates, Series 2004-13, Cl. 2A2, 2.666%, 4/1/34[5]	1,058,363	1,108,314
RAMP Series 2005-RS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-RS6, Cl. M2, 0.714%, 6/25/35[5]	944,044	834,772
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series 2007-GEL2, Cl. A3, 0.654%, 5/25/37[5,6]	4,486,000	2,448,948

Total Mortgage-Backed Obligations (Cost $16,914,204)		22,774,220
Non-Convertible Corporate Bonds and Notes–2.6%
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[6]	2,500,000	2,643,750
Calpine Corp., 7.25% Sr. Sec. Nts., 10/15/17[6]	10,348,000	11,020,620
Wachovia Capital Trust III, 5.57% Perpetual Bonds[5,7]	11,000,000	11,013,750

Total Non-Convertible Corporate Bonds and Notes (Cost $23,322,004)		24,678,120
Convertible Corporate Bonds and Notes–1.1%
Amylin Pharmaceuticals, Inc., 3% Cv. Sr. Unsec. Nts., 6/15/14	7,000,000	7,354,200

4	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Principal Amount	Value
SEACOR Holdings, Inc., 2.50% Cv. Sr. Unsec. Unsub. Nts., 12/15/27[6]	$3,000,000	$3,206,250

Total Convertible Corporate Bonds and Notes (Cost $9,846,858)		10,560,450
Event Linked Bond–0.3%
Merna Reinsurance II Ltd. Catastrophe Linked Nts., 3.691%, 4/8/13[5,6] (Cost $3,004,769)	3,000,000	3,004,500

	Swaption Expiration Date	Notional Amount
Swaptions Purchased–0.5%
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 1.87%; Received: Six-Month JYP BBA LIBOR; Termination Date: 1/25/26[2]	1/22/16	5,406,000,000	JPY	1,332,358
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 2%; Received: Six-Month JYP BBA LIBOR; Termination Date: 1/21/25[2]	1/20/15	3,838,000,000	JPY	575,706
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 11/28/24[2]	11/26/14	50,000,000		555,592
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 12/3/24[2]	12/2/14	50,000,000		565,939
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 2/26/25[2]	2/25/15	50,000,000		712,966
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 4.50%: Received: Three-Month BBA LIBOR; Termination Date: 2/28/27[2]	2/27/17	50,000,000		1,519,466

Total Swaptions Purchased (Cost $9,584,839)				5,262,027

	Shares
Structured Security–0.3%
Africa Telecommunications, Media & Technology Fund 1 LLC[4] (Cost $10,000,000)	9,542,930	2,719,735
Investment Companies–31.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[1,8]	155,094,845	155,094,845
Oppenheimer Master Loan Fund, LLC[1]	8,288,014	109,996,538

5	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares	Value
Oppenheimer Short Duration Fund, Cl. Y1	3,006,230	$30,122,422

Total Investment Companies (Cost $294,001,915)		295,213,805
Total Investments, at Value (Cost $897,900,807)	102.5%	977,369,564
Liabilities in Excess of Other Assets	(2.5)	(24,127,738)

Net Assets	100.0%	$953,241,826

Footnotes to Statement of Investments

Notional amount is reported in U.S. Dollars, except for those denoted in the following currency:

JPY	Japanese Yen
1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2012	Additions	Reductions		Shares January 31, 2013
Oppenheimer Flexible Strategies Fund (Cayman) Ltd. [a]	7,500	—	—		7,500
Oppenheimer Institutional Money Market Fund, Cl. E	230,425,592	30,364,492	105,695,239		155,094,845
Oppenheimer Master Loan Fund, LLC	8,288,014	—	—		8,288,014
Oppenheimer Short Duration Fund, Cl. Y	2,006,223	1,000,007	—		3,006,230

		Value	Income		Realized Gain
Oppenheimer Flexible Strategies Fund (Cayman) Ltd. [a]		$2,608,096	$—		$—
Oppenheimer Institutional Money Market Fund, Cl. E		155,094,845	87,289		—
Oppenheimer Master Loan Fund, LLC		109,996,538	1,966,633	[b]	665,147	[b]
Oppenheimer Short Duration Fund, Cl. Y		30,122,422	32,754		—

		$297,821,901	$2,086,676		$665,147

a.	Investment in a wholly-owned subsidiary. See accompanying Notes.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Non-income producing security.
3.	All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to securities sold short. The aggregate market value of such securities is $68,157,733. See accompanying Notes.
4.	Restricted security. The aggregate value of restricted securities as of January 31, 2013 was $53,701,062, which represents 5.63% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation (Depreciation)
Africa Telecommunications, Media & Technology Fund 1 LLC	4/20/11	$10,000,000	$2,719,735	$(7,280,265)
Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G1, 0.476%, 6/15/32	1/9/13-1/25/13	6,026,215	6,072,294	46,079
Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G2, 0.486%, 6/15/32	1/9/13-1/25/13	7,046,061	7,071,533	25,472
Bond Street Holdings LLC, Cl. A	11/4/09	7,500,000	6,937,500	(562,500)
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl. A1, 7.25%, 6/25/38	7/18/12	31,297,940	30,900,000	(397,940)

		$61,870,216	$53,701,062	$(8,169,154)

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,324,068 or 2.34% of the Fund’s net assets as of January 31, 2013.
7.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
8.	Rate shown is the 7-day yield as of January 31, 2013.

6	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares Sold Short	Value
Common Stock Securities Sold Short–(19.8)%
ADT Corp. (The)	(91,000)	$(4,322,500)
Aflac, Inc.	(228,000)	(12,097,680)
Air Lease Corp.[2]	(276,000)	(6,588,120)
Aircastle Ltd.	(215,000)	(2,967,000)
Aruba Networks, Inc.[2]	(107,000)	(2,465,280)
Assurant, Inc.	(233,000)	(8,909,920)
Bank of Hawaii Corp.	(80,000)	(3,847,200)
BB&T Corp.	(100,000)	(3,028,000)
BHP Billiton Ltd., Sponsored ADR	(98,000)	(7,714,560)
BJ’s Restaurants, Inc.[2]	(88,200)	(2,819,754)
Boeing Co. (The)	(118,000)	(8,716,660)
Camden Property Trust	(75,000)	(5,204,250)
Caterpillar, Inc.	(86,000)	(8,461,540)
CBL & Associates Properties, Inc.	(179,000)	(3,846,710)
Chesapeake Energy Corp.	(617,000)	(12,451,060)
City National Corp.	(50,000)	(2,648,000)
Cliffs Natural Resources, Inc.	(135,000)	(5,036,850)
Comerica, Inc.	(186,000)	(6,390,960)
Commerce Bancshares, Inc.	(66,150)	(2,483,933)
Daido Steel Co. Ltd.	(233,000)	(1,042,124)
Dow Chemical Co. (The)	(175,000)	(5,635,000)
E.I. du Pont de Nemours & Co.	(137,000)	(6,500,650)
First Niagara Financial Group, Inc.	(550,000)	(4,312,000)
FirstMerit Corp.	(155,000)	(2,360,650)
FMC Technologies, Inc.[2]	(51,000)	(2,414,850)
Glimcher Realty Trust	(364,000)	(4,047,680)
J.C. Penney Co., Inc. (Holding Co.)	(210,000)	(4,269,300)
JDS Uniphase Corp.[2]	(159,000)	(2,307,090)
Microsoft Corp.	(245,000)	(6,730,150)
Montpelier Re Holdings Ltd.	(120,000)	(2,925,600)
Pandora Media, Inc.[2]	(250,000)	(2,880,000)
Pennsylvania Real Estate Investment Trust	(230,000)	(4,241,200)
Quicksilver Resources, Inc.[2]	(598,734)	(1,640,531)
Rosetta Resources, Inc.[2]	(50,000)	(2,651,000)
Rouse Properties, Inc.	(125,392)	(2,289,658)
SandRidge Energy, Inc.[2]	(200,000)	(1,416,000)
Southern Copper Corp.	(120,000)	(4,726,800)
United Technologies Corp.	(120,000)	(10,508,400)
Walter Industries, Inc.	(90,000)	(3,379,500)
Weingarten Realty Investors	(92,000)	(2,653,280)

Total Common Stock Securities Sold Short (Proceeds $177,315,198)		(188,931,440)
Investment Company Securities Sold Short–(4.0)%
Financial Select Sector SPDR Fund	(894,040)	(15,538,415)
PowerShares QQQ	(30,000)	(2,006,700)
SPDR S&P Retail Exchange Traded Fund	(221,500)	(14,858,220)

7	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

	Shares Sold Short	Value
Standard & Poor’s Depositary Receipts Trust/Standard & Poor’s 500 Exchange Traded Funds, Series 1	(35,600)	$(5,329,320)

Total Investment Company Securities Sold Short (Proceeds $28,501,487)		(37,732,655)

Total Securities Sold Short (Proceeds $205,816,685)		(226,664,095)

Forward Currency Exchange Contracts as of January 31, 2013 are as follows:

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs Bank USA
Euro (EUR)	Sell	16,000	EUR	4/30/13	$21,734,898	$—	$190,002
JPMorgan Chase Bank NA
Australian Dollar (AUD)	Sell	14,460	AUD	4/30/13	14,978,483	15,164	—

Total unrealized appreciation and depreciation						$15,164	$190,002

Futures Contracts as of January 31, 2013 are as follows:

Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Depreciation
Euro-BTP	Sell	43	3/7/13	$6,589,336	$102,878

Credit Default Swap Contracts as of January 31, 2013 are as follows:

Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)	Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
Austria (Republic of)
Goldman Sachs International	Buy	$25,000	1.00%	12/20/16	$(874,393)	$(693,393)	$(1,567,786)

	Total	25,000			(874,393)	(693,393)	(1,567,786)
France (Republic of)
Goldman Sachs International	Buy	25,000	0.25	12/20/16	(1,910,232)	340,687	(1,569,545)

	Total	25,000			(1,910,232)	340,687	(1,569,545)
Germany (Federal Republic of)
Goldman Sachs International	Buy	50,000	0.25	12/20/16	(1,804,216)	162,690	(1,641,526)

	Total	50,000			(1,804,216)	162,690	(1,641,526)
Italy (Republic of)
Barclays Bank plc	Buy	15,000	1.00	9/20/17	(1,505,987)	844,136	(661,851)

	Total	15,000			(1,505,987)	844,136	(661,851)

			Grand Total Buys		(6,094,828)	654,120	(5,440,708)
			Grand Total Sells		—	—	—

		Total Credit Default Swaps			$(6,094,828)	$654,120	$(5,440,708)

8	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Total Return Swap Contracts as of January 31, 2013 are as follows:

Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
One-Day EUR EONIA
Goldman Sachs International	24,287	EUR	If positive, the Total Return of a Custom Basket of Securities	One-Day EUR EONIA minus 75 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	5/16/13	$(774,800)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR	Euro

Abbreviation is as follows:

EONIA	Euro OverNight Index Average

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

Swap Summary as of January 31, 2013 is as follows:

Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
Barclays Bank plc	Credit Default Buy Protection	$15,000		$844,136
Goldman Sachs International:
	Credit Default Buy Protection	100,000		(190,016)
	Total Return	24,287	EUR	(774,800)

				(964,816)

		Total Swaps		$(120,680)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR	Euro

9	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Notes to Statement of Investments

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate cash or securities at its custodian which are pledged for the benefit of the lending broker and/or to deposit and pledge cash directly at the lending broker, with a value equal to a certain percentage, exceeding 100%, of the value of the securities that it sold short. Cash that has been segregated and pledged for this purpose will be disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports; securities that have been segregated and pledged for this purpose are disclosed as such in the Statement of Investments. The aggregate market value of such cash and securities at period end is $274,664,149. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

Investment in Oppenheimer Flexible Strategies Fund (Cayman) Ltd. The Fund may invest up to 25% of its total assets in Oppenheimer Flexible Strategies Fund (Cayman) Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities in the annual and semiannual reports and the Fund’s Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

10	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

11	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

12	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of January 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$2,608,096	$—	$2,608,096
Common Stocks
Consumer Discretionary	55,759,216	—	—	55,759,216
Consumer Staples	45,113,640	—	—	45,113,640
Energy	68,467,758	—	—	68,467,758
Financials	75,799,119	9,157,500	—	84,956,619
Health Care	60,833,323	—	—	60,833,323
Industrials	53,302,552	—	—	53,302,552
Information Technology	73,657,210	—	—	73,657,210
Materials	46,213,128	—	—	46,213,128
Utilities	12,990,433	—	—	12,990,433
Preferred Stocks	18,751,336	9,001,245	—	27,752,581
Asset-Backed Securities	—	50,602,151	30,900,000	81,502,151
Mortgage-Backed Obligations	—	22,774,220	—	22,774,220
Non-Convertible Corporate Bonds and Notes	—	24,678,120	—	24,678,120
Convertible Corporate Bonds and Notes	—	10,560,450	—	10,560,450
Event Linked Bond	—	3,004,500	—	3,004,500
Swaptions Purchased	—	5,262,027	—	5,262,027
Structured Security	—	—	2,719,735	2,719,735
Investment Companies	185,217,267	109,996,538	—	295,213,805

Total Investments, at Value	696,104,982	247,644,847	33,619,735	977,369,564
Other Financial Instruments:
Depreciated swaps, at value	—	1,347,513	—	1,347,513
Foreign currency exchange contracts	—	15,164	—	15,164
Futures margins	5,255	—	—	5,255

Total Assets	$696,110,237	$249,007,524	$33,619,735	$978,737,496

Liabilities Table
Other Financial Instruments:
Common Stock Securities Sold Short	$(188,931,440)	$—	$—	$(188,931,440)
Investment Company Securities Sold Short	(37,732,655)	—	—	(37,732,655)
Depreciated swaps, at value	—	(1,468,193)	—	(1,468,193)
Foreign currency exchange contracts	—	(190,002)	—	(190,002)

Total Liabilities	$(226,664,095)	$(1,658,195)	$—	$(228,322,290)

13	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1, Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1		Transfers out of Level 2	Transfers into Level 3
Assets Table
Investments, at Value:
Preferred Stocks	$18,518,598	[a]	$(18,518,598)[a]	$—
Asset-Backed Securities	—		(31,335,000)[b]	31,335,000	[b]

Total Assets	$18,518,598		$(49,853,598)	$31,335,000

a.	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price.
b.	Transferred from Level 2 to Level 3 because of the lack of observable market data.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

14	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of January 31, 2013, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $6,624,704, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $5,156,511 as of January 31, 2013. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

15	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended January 31, 2013, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $1,621,695 and $72,615,408, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

16	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to increase exposure to volatility risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to decrease exposure to volatility risk.

During the period ended January 31, 2013, the Fund had an ending monthly average market value of $3,629,088 and $12,567,151 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

17	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.

For the period ended January 31, 2013, the Fund had ending monthly average notional amounts of $115,000,000 on credit default swaps to buy protection.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

18	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 (Unaudited)

For the period ended January 31, 2013, the Fund had ending monthly average notional amounts of $32,025,566 on total return swaps which are short the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

During the period ended January 31, 2013, the Fund had an ending monthly average market value of $3,835,546 on purchased swaptions.

Restricted Securities

As of January 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$898,239,237
Federal tax cost of other investments	(205,336,715)

Total federal tax cost	$692,902,522

Gross unrealized appreciation	$101,880,303
Gross unrealized depreciation	(49,942,032)

Net unrealized appreciation	$51,938,271

19	Oppenheimer Flexible Strategies Fund

STATEMENT OF INVESTMENTS January 31, 2013 / Unaudited

	Shares	Value
Common Stocks–95.6%
Consumer Discretionary–9.6%
Auto Components–1.7%
Lear Corp.	500,000	$24,500,000
Hotels, Restaurants & Leisure–0.6%
Norwegian Cruise Line Holdings Ltd.[1]	118,770	3,131,965
Pinnacle Entertainment, Inc.[1]	400,000	6,220,000

		9,351,965
Household Durables–4.4%
Mohawk Industries, Inc.[1]	200,000	20,332,000
Newell Rubbermaid, Inc.	1,800,000	42,264,000

		62,596,000
Leisure Equipment & Products–1.6%
Hasbro, Inc.	200,000	7,474,000
Mattel, Inc.	400,000	15,052,000

		22,526,000
Specialty Retail–0.7%
Tiffany & Co.	150,000	9,862,500
Textiles, Apparel & Luxury Goods–0.6%
PVH Corp.	75,000	8,915,250
Consumer Staples–3.1%
Food & Staples Retailing–0.4%
Kroger Co. (The)	200,000	5,540,000
Food Products–1.8%
ConAgra Foods, Inc.	200,000	6,538,000
J.M. Smucker Co. (The)	200,000	17,726,000

		24,264,000
Household Products–0.9%
Energizer Holdings, Inc.	150,000	13,051,500
Energy–8.7%
Energy Equipment & Services–3.5%
Ensco plc, Cl. A	330,000	20,978,100
Nabors Industries Ltd.[1]	850,000	14,169,500
Tidewater, Inc.	300,000	14,751,000

		49,898,600
Oil, Gas & Consumable Fuels–5.2%
Cimarex Energy Co.	225,000	14,368,500
EQT Corp.	300,000	17,823,000
Laredo Petroleum Holdings, Inc.[1]	800,000	14,760,000
SM Energy Co.	150,000	8,724,000
Whiting Petroleum Corp.[1]	400,000	19,032,000

		74,707,500
Financials–25.6%
Capital Markets–4.9%
Affiliated Managers Group, Inc.[1]	150,000	21,589,500
Northern Trust Corp.	500,000	25,735,000
Raymond James Financial, Inc.	500,000	22,315,000

		69,639,500
Commercial Banks–9.9%
Bank of the Ozarks, Inc.	300,000	10,896,000
M&T Bank Corp.	340,000	34,914,600
Prosperity Bancshares, Inc.	400,000	18,044,000
Signature Bank[1]	350,000	25,875,500
SunTrust Banks, Inc.	800,000	22,696,000
Zions Bancorp.	1,150,000	26,818,000

		139,244,100
Insurance–8.7%
ACE Ltd.	300,000	25,599,000
Alleghany Corp.[1]	40,000	14,423,600
Brown & Brown, Inc.	1,000,000	27,340,000
Everest Re Group Ltd.	200,000	23,162,000
Reinsurance Group of America, Inc., Cl. A	600,000	34,434,000

		124,958,600
Real Estate Investment Trusts (REITs)–2.1%
BioMed Realty Trust, Inc.	700,000	14,245,000
Rayonier, Inc.	300,000	16,152,000

		30,397,000
Health Care–7.8%
Health Care Providers & Services–5.1%
Aetna, Inc.	400,000	19,292,000
Humana, Inc.	325,000	24,167,000
Universal Health Services, Inc., Cl. B	500,000	28,320,000

		71,779,000
Pharmaceuticals–2.7%
Medicines Co. (The)[1]	325,000	9,711,000
Mylan, Inc.[1]	1,000,000	28,270,000

		37,981,000
Industrials–14.7%
Aerospace & Defense–1.3%
Huntington Ingalls Industries, Inc.	400,000	17,720,000
Airlines–1.0%
United Continental Holdings, Inc.[1]	600,000	14,490,000

1	Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Commercial Services & Supplies–1.5%
Tyco International Ltd.	700,000	$21,161,000
Construction & Engineering–2.5%
Quanta Services, Inc.[1]	1,200,000	34,764,000
Electrical Equipment–1.6%
Hubbell, Inc., Cl. B	250,000	22,762,500
Machinery–4.2%
AGCO Corp.[1]	550,000	29,150,000
SPX Corp.	400,000	29,852,000

		59,002,000
Trading Companies & Distributors–2.6%
AerCap Holdings NV1	500,000	7,305,000
WESCO International, Inc.[1]	400,000	29,172,000

		36,477,000
Information Technology–11.2%
Communications Equipment–1.6%
Juniper Networks, Inc.[1]	1,000,000	22,380,000
Computers & Peripherals–0.4%
SanDisk Corp.[1]	100,000	4,999,000
Semiconductors & Semiconductor Equipment–2.6%
Analog Devices, Inc.	200,000	8,728,000
Skyworks Solutions, Inc.[1]	600,000	14,364,000
Xilinx, Inc.	400,000	14,596,000

		37,688,000
Software–6.6%
CA, Inc.	700,000	17,374,000
Electronic Arts, Inc.[1]	2,500,000	39,325,000
Take-Two Interactive Software, Inc.[1]	3,000,000	36,510,000

		93,209,000
Materials–6.3%
Chemicals–4.6%
Airgas, Inc.	300,000	28,572,000
Mosaic Co. (The)	600,000	36,750,000

		65,322,000
Containers & Packaging–1.7%
Rock-Tenn Co., Cl. A	300,000	23,685,000
Utilities–8.6%
Electric Utilities–5.0%
Cleco Corp.	400,000	17,100,000
NV Energy, Inc.	1,500,000	28,395,000
Pepco Holdings, Inc.	1,300,000	25,376,000

		70,871,000
Gas Utilities–1.0%
AGL Resources, Inc.	350,000	14,630,000
Multi-Utilities–2.6%
CMS Energy Corp.	900,000	23,130,000
SCANA Corp.	300,000	14,043,000

		37,173,000

Total Common Stocks (Cost $1,062,069,735)		1,355,546,015
Investment Company–4.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[2,3] (Cost $60,810,531)	60,810,531	60,810,531

Total Investments, at Value (Cost $1,122,880,266)	99.9%	1,416,356,546
Assets in Excess of Other Liabilities	0.1	1,552,597

Net Assets	100.0%	$1,417,909,143

2	Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2012	Gross Additions	Gross Reductions	Shares January 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	104,395,565	137,869,255	181,454,289	60,810,531

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$60,810,531	$29,585

3.	Rate shown is the 7-day yield as of January 31, 2013.

3	Oppenheimer Small- & Mid- Cap Value Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the

4	Oppenheimer Small- & Mid- Cap Value Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized

5	Oppenheimer Small- & Mid- Cap Value Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

6	Oppenheimer Small- & Mid- Cap Value Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts as of January 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$137,751,715	$—	$—	$137,751,715
Consumer Staples	42,855,500	—	—	42,855,500
Energy	124,606,100	—	—	124,606,100
Financials	364,239,200	—	—	364,239,200
Health Care	109,760,000	—	—	109,760,000
Industrials	206,376,500	—	—	206,376,500
Information Technology	158,276,000	—	—	158,276,000
Materials	89,007,000	—	—	89,007,000
Utilities	122,674,000	—	—	122,674,000
Investment Company	60,810,531	—	—	60,810,531

Total Assets	$1,416,356,546	$—	$—	$1,416,356,546

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There are no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,142,771,959

Gross unrealized appreciation	$286,221,631
Gross unrealized depreciation	(12,637,044)

Net unrealized appreciation	$273,584,587

7	Oppenheimer Small- & Mid- Cap Value Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/14/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	3/14/2013